JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.1% (a)
Alabama — 4.6%
Alabama Federal Aid Highway Finance Authority
Series 2015, Rev., 4.00%, 9/1/2024 (b)	46,810,000	47,015,908
Series 2015, Rev., 5.00%, 9/1/2024 (b)	330,000	333,845
Alabama Public School and College Authority Series 2014B, Rev., 5.00%, 1/1/2026	110,000	111,047
Alabama Public School and College Authority Capital improvement Series 2014-B, Rev., 5.00%, 1/1/2027	25,000	25,239
Alabama Public School and College Authority, Capital Improvement
Series 2013A, Rev., 3.25%, 6/1/2024	40,000	40,001
Series 2014-B, Rev., 5.00%, 1/1/2025	75,000	75,842
Alabama Special Care Facilities Financing Authority-Birmingham Series 2015, Rev., 5.00%, 6/1/2024	300,000	302,463
Auburn University
Series 2014A, Rev., 5.00%, 6/1/2024	220,000	221,999
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	60,000	60,519
Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	30,124
Birmingham Airport Authority Rev., 5.00%, 7/1/2026	20,000	21,021
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	40,000,000	39,762,932
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	59,391
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.97%, 12/8/2023 (d)	25,575,000	25,657,646
City of Hoover, Warrants GO, 2.00%, 3/1/2025	30,000	29,354
City of Huntsville Series 2016D, GO, 5.00%, 5/1/2025	25,000	25,666
City of Huntsville, Warrants, Water Revenue Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,400,000	1,437,285
City of Tuscaloosa Series 2019A, GO, 4.00%, 7/1/2024	35,000	35,184
County of Mobile, Warrants GO, 5.00%, 8/1/2025 (b)	25,000	25,775
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	95,913
Limestone County Water And Sewer Authority Series 2014B, Rev., 5.00%, 12/1/2023 (b)	250,000	250,000
Limestone County Water and Sewer Authority Series 2014B, Rev., 4.00%, 12/1/2023 (b)	30,000	30,000
Montgomery Water Works and Sanitary Sewer Board Series 2019-A, Rev., 5.00%, 9/1/2025	35,000	36,158
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (c)	245,000	244,706
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2024	1,160,000	1,166,443
University of Alabama (The)
Series 2012-A, Rev., 5.00%, 7/1/2024	310,000	310,398
Series 2014B, Rev., 5.00%, 7/1/2024 (b)	50,000	50,520
Series 2017A, Rev., 5.00%, 7/1/2024	20,000	20,201
Total Alabama		117,475,580
Alaska — 0.6%
Alaska Housing Finance Corp.
Series 2017A-II, Rev., 5.00%, 12/1/2023	50,000	50,000
Series 2014D-II, Rev., 5.00%, 12/1/2024	2,800,000	2,843,781
Alaska Housing Finance Corp., General Mortgage Series 2019A, Rev., 1.50%, 6/1/2024	305,000	299,479
Alaska Municipal Bond Bank Authority
Series 2020 ONE, Rev., 5.00%, 12/1/2023	150,000	150,000
Series 2012-2, Rev., 5.00%, 9/1/2024	60,000	60,075
Series 1, Rev., 5.00%, 12/1/2024	190,000	193,101
Series 1, Rev., 5.00%, 12/1/2025	220,000	227,472
Rev., 5.00%, 12/1/2026	25,000	26,343
Borough of Matanuska-Susitna
Rev., 5.25%, 9/1/2027	1,845,000	1,900,014

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Series 2015, Rev., 5.25%, 9/1/2028	3,000,000	3,088,428
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	560,000	566,484
Rev., 5.00%, 9/1/2025	260,000	267,353
Rev., 5.25%, 9/1/2026	135,000	139,049
Borough of North Slope Series 2020A, GO, 5.00%, 6/30/2025	60,000	61,700
City of Anchorage Series 2014A, Rev., 5.00%, 12/1/2024 (b)	4,575,000	4,649,671
City of Anchorage Electric Series 2014A, Rev., 5.00%, 12/1/2024 (b)	325,000	330,305
Municipality of Anchorage Series 2020 E, GO, 5.00%, 4/1/2024	20,000	20,121
State of Alaska Series 2016B, GO, 5.00%, 8/1/2028	40,000	41,171
Total Alaska		14,914,547
Arizona — 2.6%
Arizona Department of Transportation State Highway Fund Series 2015, Rev., 5.00%, 7/1/2024 (b)	50,000	50,448
Arizona Health Facilities Authority
Series 2015 B, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.25%), 3.23%, 12/14/2023 (b) (c)	1,500,000	1,500,000
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.23%, 12/14/2023 (d)	7,900,000	7,764,054
Series 2014A, Rev., 5.00%, 12/1/2026	50,000	50,727
Arizona Health Facilities Authority, Banner Health Series 2015 A, Rev., 5.00%, 1/1/2024	50,000	50,059
Arizona Health Facilities Authority, Phoenix Children's Hospitals Series 2013B, Rev., 5.00%, 2/1/2026	1,065,000	1,065,557
Arizona Industrial Development Authority Series 2021A, Rev., 5.00%, 2/1/2024	1,450,000	1,453,565
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2019A, Rev., 5.00%, 11/1/2024	95,000	96,103
Arizona State University Series 2015B, Rev., 5.00%, 7/1/2026	45,000	46,357
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2025	40,000	41,260
Chandler Industrial Development Authority, Intel Corp. Project Series 2019, Rev., AMT, 5.00%, 6/3/2024 (c)	5,000,000	5,015,036
City of Buckeye, Excise Tax Series 2015, Rev., 5.00%, 7/1/2024	25,000	25,259
City of Goodyear Water and Sewer Rev., AGM, 5.00%, 7/1/2024	25,000	25,251
City of Mesa Series 2013, Rev., 5.00%, 7/1/2024	110,000	111,075
City of Phoenix Series 2014, GO, 4.00%, 7/1/2024	35,000	35,164
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System Series 2016, Rev., 5.00%, 7/1/2024	20,000	20,209
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System Rev., 5.00%, 7/1/2024	230,000	230,307
City of Scottsdale Series 2015, GO, 4.00%, 7/1/2024	35,000	35,174
County of Maricopa Series 2018A, COP, 5.00%, 7/1/2024	795,000	803,175
County of Navajo Rev., 4.00%, 7/1/2025	20,000	20,254
County of Pima Series 2020B, COP, 5.00%, 12/1/2023	115,000	115,000
County of Pima Sewer System Rev., 5.00%, 7/1/2024	25,000	25,270
County of Yuma Rev., 5.00%, 7/15/2024	100,000	101,087
Maricopa County Elementary School District No. 45 Fowler Series 2019D, GO, 5.00%, 7/1/2024	125,000	126,257
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (c)	150,000	151,966
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	5,230,000	5,428,809
Maricopa County Unified School District No. 41 Gilbert Series 2019C, GO, 5.00%, 7/1/2024	65,000	65,724
Maricopa County Unified School District No. 69 Paradise Valley Series 2018D, GO, 5.00%, 7/1/2024	85,000	85,874
Maricopa County Unified School District No. 95 Queen Creek Series 2018, GO, 5.00%, 7/1/2024	25,000	25,273
Maricopa County Unified School District No. 97-Deer Valley Series 2020A, GO, 5.00%, 7/1/2024	25,000	25,251
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2024	60,000	60,563
Series 2014, Rev., 5.00%, 6/1/2025	330,000	330,390

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 3.33%, 12/13/2023 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement & Power District Series 2016 A, Rev., 5.00%, 1/1/2024	35,000	35,048
Salt River Project Agricultural Improvement and Power District Series 2015A, Rev., 5.00%, 12/1/2045	29,000,000	29,758,956
Scottsdale Municipal Property Corp. Series 2015, Rev., 5.00%, 7/1/2025 (b)	30,000	30,926
State of Arizona Series 2019A, COP, 5.00%, 10/1/2025 (b)	40,000	41,380
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-2, Rev., 1.13%, 12/1/2026	665,000	665,000
Total Arizona		66,511,808
Arkansas — 0.2%
University of Arkansas, Various Facilities Fayetteville Series 2015A, Rev., 5.00%, 11/1/2024 (b)	6,060,000	6,158,113
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	78,591
Total Arkansas		6,236,704
California — 1.6%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2023	50,000	50,000
Antelope Valley Community College District GO, 5.00%, 2/15/2025 (b)	70,000	71,641
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2024	40,000	40,567
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,124,216
California Health Facilities Financing Authority Series 2017, Rev., 5.00%, 2/1/2025	30,000	30,581
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	480,000	478,822
Series 2013A, Rev., 5.00%, 3/1/2024	110,000	110,069
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	375,000	382,092
California Health Facilities Financing Authority, Providence St. Joseph Health Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	275,000	275,697
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013 A, Rev., 5.00%, 7/1/2025	105,000	105,068
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	420,000	431,023
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,100
California Infrastructure and Economic Development Bank, Colburn School (The) Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 3.88%, 12/14/2023 (d)	28,500,000	28,023,309
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.33%, 12/14/2023 (d)	5,250,000	5,210,600
California State Public Works Board, Various Capital Projects Series 2013I, Rev., 5.00%, 1/2/2024	40,000	40,041
California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., VRDO, 2.63%, 12/1/2023 (c)	290,000	290,000
Chula Vista Municipal Financing Authority Rev., 5.00%, 5/1/2024	10,000	10,075
City of Long Beach Harbor, Private Activity Series 2020A, Rev., 4.00%, 5/15/2024	20,000	20,090
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018E, Rev., 5.00%, 5/15/2024	15,000	15,136
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,117
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,024
Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,038
City of Petaluma Series 2019, Rev., 5.00%, 5/1/2024	30,000	30,218
City of Roseville, Water Utility COP, 5.00%, 12/1/2023	50,000	50,000
City of San Francisco, Public Utilities Commission Water Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	30,564
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 10/1/2025	200,000	203,404

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	26,903
Grossmont Healthcare District Series C, GO, 5.00%, 7/15/2024	25,000	25,215
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	25,192
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	80,000	80,000
Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	85,000
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	108,226
Orange County Water District Series 2021A, COP, 4.00%, 2/15/2025	175,000	176,895
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	50,749
Palomar Community College District GO, 5.00%, 5/1/2024	50,000	50,421
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	30,000
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2023	35,000	35,000
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (c)	335,000	342,701
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019D, Rev., 5.00%, 5/1/2024 (b)	45,000	45,348
Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,379
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Series 1993, Rev., Zero Coupon, 1/1/2025 (b)	120,000	115,973
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	45,939
Sanger Public Financing Authority Series 2014, Rev., AGM, 4.00%, 6/15/2024 (b)	20,000	20,502
Sequoia Union High School District GO, 5.00%, 7/1/2024 (b)	40,000	40,485
Southern California Public Power Authority, Windy Point/Windy Flats Project Series 2020-1, Rev., 5.00%, 1/1/2024	115,000	115,154
State of California
GO, 5.00%, 12/13/2023	30,000	30,012
GO, 5.00%, 2/12/2024	85,000	85,272
GO, 5.00%, 12/1/2025	35,000	35,045
State of California Department of Water Resources Series AS, Rev., 5.00%, 12/1/2023	20,000	20,000
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2023	45,000	45,000
State of California, Various Purpose
GO, 5.00%, 12/1/2023	60,000	60,000
GO, 5.00%, 12/13/2023	135,000	135,055
GO, 5.00%, 10/1/2025	1,705,000	1,766,893
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	30,336
Tobacco Securitization Authority of Southern California Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	56,020
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	31,059
Twin Rivers Unified School District Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	170,616
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2024	25,000	25,425
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	75,431
Total California		41,314,738
Colorado — 1.9%
Adams & Weld Counties School District No. 27J Brighton Series A, GO, 5.00%, 12/1/2023	90,000	90,000
Adams 12 Five Star Schools Series 2014B, GO, 5.00%, 12/15/2024	20,000	20,399
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 4.00%, 12/15/2023	100,000	100,026
GO, 5.00%, 12/15/2024	30,000	30,043
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	49,957
Arapahoe County School District No. 6 Littleton Series 2019A, GO, 5.00%, 12/1/2023	160,000	160,000
Aspen Fire Protection District COP, 4.00%, 12/1/2023	125,000	125,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Board of Governors of Colorado State University System Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	46,072
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2014A, GO, 5.00%, 12/15/2023	40,000	40,022
City & County of Broomfield COP, 5.00%, 12/1/2023	20,000	20,000
City & County of Broomfield Sales and Use Tax Series 2017, Rev., 5.00%, 12/1/2024	40,000	40,727
City & County of Denver Airport System
Series B, Rev., 5.00%, 2/16/2024	10,300,000	10,323,556
Series B, Rev., 5.25%, 2/16/2024	2,760,000	2,767,666
Series 2016 A, Rev., 5.00%, 11/15/2025	30,000	31,154
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,887,292
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,110,627
City and County of Broomfield, Sales and Use Tax Series A, Rev., 5.00%, 12/1/2024	180,000	180,251
City and County of Denver, Airport System
Series B, Rev., 5.25%, 2/16/2024	25,000	25,069
Series B, Rev., 5.00%, 11/15/2024	125,000	127,200
City of Arvada Series 2019, Rev., 5.00%, 12/1/2024	25,000	25,447
City of Aurora COP, 5.00%, 12/1/2023	80,000	80,000
City of Colorado Springs, Colorado Utilities System Series 2020 C, Rev., 5.00%, 11/15/2024	20,000	20,350
City of Northglenn Series 2017, COP, 5.00%, 12/1/2024	70,000	71,239
Colorado Health Facilities Authority
Series C, Rev., 5.00%, 12/1/2023	800,000	800,000
Series 2019A-1, Rev., 5.00%, 8/1/2025	175,000	178,492
Series 2019A-1, Rev., 5.00%, 8/1/2026	245,000	253,847
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	165,000	173,131
Series 2019B, Rev., 5.00%, 11/19/2026 (b)	590,000	624,706
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,280,000	1,343,376
Series C, Rev., 5.00%, 12/1/2026	20,000	20,828
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	586,392
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2024	75,000	76,085
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	1,195,000	1,228,204
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,250,275
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group
Series 2022A, Rev., 5.00%, 11/1/2024	190,000	191,952
Series 2022A, Rev., 5.00%, 11/1/2028	700,000	747,862
Colorado Health Facilities Authority, NCMC, Inc., Project Rev., 4.00%, 5/15/2026 (b)	280,000	285,263
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,232,024
Colorado Health Facilities Authority, SCL Health System
Series 2013A, Rev., 5.00%, 1/1/2024 (b)	40,000	40,050
Series 2019 A, Rev., 5.00%, 1/1/2024	35,000	35,041
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2015A, Rev., 5.00%, 6/1/2024 (b)	200,000	201,632
Colorado Higher Education COP, 5.00%, 9/1/2024	65,000	65,872
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	25,000	25,949
County of Adams COP, 5.00%, 12/1/2023	860,000	860,000
County of Boulder Series 2021A, COP, 5.00%, 12/1/2024	25,000	25,430
County of Jefferson COP, 5.00%, 12/1/2023	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Denver City & County School District No. 1 Series 2017, GO, 5.00%, 12/1/2023	55,000	55,000
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/2023	30,000	30,000
Denver Health & Hospital Authority Series 2017A, Rev., 5.00%, 12/1/2023 (e)	4,530,000	4,530,000
E-470 Public Highway Authority Series 2020 A, Rev., 5.00%, 9/1/2026	75,000	79,021
Eagle County School District No. Re50J GO, 3.00%, 12/1/2023 (b)	20,000	20,000
El Paso County Facilities Corp. Series 2011A, COP, 4.00%, 12/1/2023	25,000	25,000
El Paso County School District No. 20 Academy Series 2017, GO, 5.00%, 12/15/2023	20,000	20,011
El Paso County School District No. 38 Lewis-Palmer Series 2012, GO, 5.00%, 12/1/2024	375,000	382,004
El Paso County School District No. 49 Falcon
COP, 5.00%, 12/15/2023	75,000	75,038
Series 2017B, COP, 5.00%, 12/15/2023	85,000	85,043
Jefferson County School District R-1 GO, 5.00%, 12/15/2023	20,000	20,010
Larimer Weld and Boulder County School District, R-2J Thompson GO, 4.00%, 12/15/2023	35,000	35,007
Mesa County Valley School District No. 51 Grand Junction GO, 5.00%, 12/1/2023	75,000	75,000
Regional Transportation District COP, 5.00%, 12/28/2023	200,000	200,233
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2024	475,000	475,358
Series 2020A, Rev., 5.00%, 7/15/2025	45,000	45,927
Serenity Ridge Metropolitan District No. 2, Limited Tax Series 2018B, GO, 7.25%, 12/15/2023 (b)	636,000	655,722
State of Colorado
Series 2018A, COP, 5.00%, 12/15/2023	90,000	90,048
Series 2020A, COP, 5.00%, 12/15/2023	45,000	45,024
Series 2021A, COP, 5.00%, 12/15/2023	200,000	200,107
Series 2013I, COP, 5.00%, 3/15/2024	30,000	30,153
Series 2019O, COP, 5.00%, 3/15/2024	20,000	20,102
COP, 6.00%, 12/15/2024	35,000	36,026
Series 2018L, COP, 5.00%, 3/15/2027	25,000	26,602
State of Colorado Department of Transportation COP, 5.00%, 6/15/2024	40,000	40,371
Town of Castle Rock, Sales and Use Tax Rev., 5.00%, 6/1/2025	25,000	25,684
University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024 (c)	50,000	50,298
University of Colorado, Enterprise System
Series B-1, Rev., 4.00%, 6/1/2024 (b)	25,000	25,095
Series A, Rev., 5.00%, 6/1/2024 (b)	60,000	60,519
Series A, Rev., 5.00%, 6/1/2025 (b)	30,000	30,851
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	5,946,152
Total Colorado		49,073,914
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 7/1/2026	75,000	75,583
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group Series 2016CT, Rev., 3.00%, 12/1/2023	100,000	100,000
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	119,469
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	950,000	943,779
Connecticut State Health and Educational Facilities Authority, Yale University Series X-2, Rev., 0.25%, 2/9/2024 (c)	635,000	630,842
South Central Connecticut Regional Water Authority Series 29, Rev., 5.00%, 8/1/2024	65,000	65,085
State of Connecticut
Series 2020 B, GO, 5.00%, 1/15/2024	200,000	200,422

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series A, GO, 5.00%, 4/15/2024	35,000	35,241
Series F, GO, 5.00%, 11/15/2024	25,000	25,461
State of Connecticut, SIFMA Index Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 3.97%, 12/14/2023 (d)	175,000	175,622
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2018A, Rev., 5.00%, 1/1/2024	20,000	20,027
Series 2013, Rev., 5.00%, 1/29/2024	95,000	95,238
Series 2018 B, Rev., 5.00%, 10/1/2024	75,000	76,185
Series 2018C, Rev., 5.00%, 10/1/2024	85,000	86,344
University of Connecticut
Series 2013A, Rev., 5.00%, 2/15/2024	120,000	120,147
Series A, Rev., 5.00%, 2/16/2024	70,000	70,238
Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,534
Total Connecticut		2,865,217
Delaware — 0.0% ^
County of New Castle GO, 5.00%, 4/1/2024	25,000	25,154
Delaware River and Bay Authority
Series C, Rev., 5.00%, 1/1/2025	35,000	35,045
Series C, Rev., 5.00%, 1/1/2027	85,000	85,103
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	682,405
Total Delaware		827,707
District of Columbia — 1.3%
District of Columbia
Series 2015, Rev., 5.00%, 7/15/2025	110,000	112,596
Series 2015, Rev., 5.00%, 7/15/2027	155,000	160,024
District of Columbia Housing Finance Agency, Multifamily Housing Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	5,900,000	6,038,712
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	4,045,000	4,057,328
District of Columbia, Children's Hospital Series 2015, Rev., 5.00%, 7/15/2024	675,000	680,242
District of Columbia, Children's Hospital Obligated Group Series 2015, Rev., 5.00%, 7/15/2028	50,000	51,568
District of Columbia, Federal Highway Rev., 5.00%, 12/1/2024	320,000	320,414
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,139
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (b)	100,000	100,594
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	25,385
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 2.95%, 12/13/2023 (c)	20,000,000	20,000,000
Series 2019 B, Rev., 5.00%, 10/1/2026	30,000	31,751
Metropolitan Washington Airports Authority Aviation System Series 2014A, Rev., AMT, 5.00%, 10/1/2028	365,000	366,812
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2024	95,000	96,037
Series A-1, Rev., 5.00%, 7/1/2024	40,000	40,436
Series A-1, Rev., 5.00%, 7/1/2027	50,000	53,480
Total District of Columbia		32,235,518
Florida — 5.0%
Alachua County School Board COP, AGM, 5.00%, 7/1/2027	20,000	21,301
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2039	500,000	501,830

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Brevard County School District
Series C, COP, 5.00%, 7/1/2026	75,000	77,041
Series 2014, COP, 5.00%, 7/1/2027	260,000	262,288
COP, 5.00%, 7/1/2028	65,000	65,550
Capital Trust Agency, Inc., Sustainability Bonds -The Marie
Rev., 4.00%, 6/15/2024 (e)	1,000,000	993,990
Rev., 4.00%, 6/15/2025 (e)	340,000	333,822
Central Florida Expressway Authority
Series 2016 B, Rev., 5.00%, 7/1/2027	80,000	83,599
Series 2016 B, Rev., 5.00%, 7/1/2028	60,000	62,563
Central Florida Expressway Authority, Senior Lien
Series 2017, Rev., 5.00%, 7/1/2024	75,000	75,754
Series 2016B, Rev., 5.00%, 7/1/2025	80,000	82,333
Series 2016 B, Rev., 5.00%, 7/1/2026	35,000	36,733
Central Florida Tourism Oversight District Series 2017A, GO, 5.00%, 6/1/2025	100,000	102,529
City of Clearwater, Water and Sewer Rev., 5.00%, 12/1/2023	50,000	50,000
City of Gainesville Series 2017 A, Rev., 5.00%, 10/1/2028	20,000	21,547
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2024	95,000	96,346
City of Jacksonville
Series 2013A, Rev., 5.00%, 12/12/2023	50,000	50,019
Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,921
Series B, Rev., 5.00%, 10/1/2025 (b)	75,000	77,520
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2026	20,000	20,805
City of Miami Gardens, Florida General Series 2014, GO, 5.00%, 7/1/2024 (b)	50,000	50,506
City of Orlando
Series 2014A, Rev., 5.25%, 5/1/2024 (b)	25,000	25,203
Series 2018 B, Rev., 5.00%, 10/1/2024	35,000	35,510
City of Orlando, Capital Improvement Series 2016B, Rev., 5.00%, 10/1/2024	125,000	126,822
City of Orlando, Florida Contract Tourist Development Tax Payments Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	20,142
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	45,000	47,948
City of Tallahassee, Energy System Series 2020, Rev., 5.00%, 10/1/2027	65,000	69,915
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2024	430,000	430,429
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,200
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,072
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	35,542
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2025	25,000	25,888
County of Lee Series A, Rev., 5.00%, 10/1/2024	145,000	145,192
County of Lee FL Transportation Facilities Revenue Series 2014, Rev., AGM, 5.00%, 10/1/2027	2,550,000	2,576,282
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	25,371
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2024	1,500,000	1,518,189
County of Miami-Dade
Series 2019B, Rev., 5.00%, 4/1/2024	115,000	115,691
Series A, Rev., 5.00%, 10/1/2025	260,000	268,220
Rev., 5.00%, 7/1/2026	25,000	25,641
Series 2015B, GO, 5.00%, 7/1/2026	270,000	272,977
Series B, Rev., 5.00%, 10/1/2026	160,000	163,250

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	181,681
Series A, Rev., 5.00%, 10/1/2027	115,000	120,556
GO, 5.00%, 7/1/2028	20,000	20,951
Series A, Rev., 5.00%, 10/1/2028	155,000	161,946
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2024	400,000	405,340
Series B, Rev., 5.00%, 10/1/2024	400,000	400,476
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2024	30,000	30,324
County of Miami-Dade, Water and Sewer System Series 2015, Rev., 5.00%, 10/1/2024	250,000	253,911
County of Polk Utility System Series 2013, Rev., 5.00%, 10/1/2024	25,000	25,036
County of St Lucie Series 2017, Rev., 5.00%, 10/1/2024	25,000	25,344
County of St. Lucie, Power and Light Co. Project Rev., VRDO, 2.25%, 12/1/2023 (c)	45,750,000	45,750,000
Duval County Public Schools
Series 2022A, COP, AGM, 5.00%, 7/1/2026	275,000	288,620
Series 2015B, COP, 5.00%, 7/1/2027	20,000	20,541
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	75,000	77,510
Florida Department of Environmental Protection
Series 2014A, Rev., 5.00%, 7/1/2024	60,000	60,620
Series 2016A, Rev., 5.00%, 7/1/2024	65,000	65,672
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	754,609
Florida Department of Environmental Protection, Everglades Restoration Series 2022A, Rev., 5.00%, 7/1/2024	30,000	30,310
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2024	140,000	141,625
Series 2017A, Rev., 5.00%, 9/1/2024	200,000	202,757
Series 2018A, COP, 5.00%, 11/1/2024	25,000	25,405
Series 2018A, COP, 5.00%, 11/1/2026	20,000	21,180
Florida Development Finance Corp. Series 2020A, Rev., 5.00%, 4/1/2024	225,000	226,227
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.95%, 12/13/2023 (c)	9,825,000	9,825,000
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	98,645
Florida Housing Finance Corp.
Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,530,000	2,572,849
Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,665,000	4,770,896
Florida Municipal Power Agency
Series 2015B, Rev., 5.00%, 10/1/2026	25,000	25,696
Series 2017 A, Rev., 5.00%, 10/1/2026	30,000	31,584
Series 2016A, Rev., 5.00%, 10/1/2027	60,000	62,684
Series 2017 A, Rev., 5.00%, 10/1/2027	100,000	107,112
Series 2018A, Rev., 4.00%, 10/1/2028	25,000	25,705
Series 2016A, Rev., 5.00%, 10/1/2028	155,000	161,892
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2024	100,000	101,376
Series 2017A, Rev., 5.00%, 10/1/2025	85,000	87,687
Series 2016A, Rev., 5.00%, 10/1/2026	650,000	684,320
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	99,190
Greater Orlando Aviation Authority Series 2010A, Rev., 5.00%, 12/20/2023	1,200,000	1,200,540
Hillsborough County, Aviation Authority, Tampa International Airport Series 2015B, Rev., 5.00%, 10/1/2024 (b)	5,160,000	5,235,643

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	25,000	25,282
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : U.S. Bank NA, 2.00%, 12/1/2023 (c)	12,700,000	12,700,000
Series 2017A, Rev., 5.00%, 10/1/2024	100,000	101,515
Lee County School Board (The)
Series 2014B, COP, 5.00%, 8/1/2024	25,000	25,280
Series 2014B, COP, 5.00%, 8/1/2026	25,000	25,214
Series 2019A, COP, 5.00%, 8/1/2026	35,000	36,827
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2024	115,000	115,455
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	575,000	576,183
Miami-Dade County Educational Facilities Authority Series B, Rev., AMBAC, 5.25%, 4/1/2024	215,000	216,162
Miami-Dade County Expressway Authority
Series 2014B, Rev., 5.00%, 7/1/2024	130,000	130,959
Series 2014 A, Rev., 5.00%, 7/1/2027	375,000	378,043
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,008,116
Series 2016A, Rev., 5.00%, 7/1/2028	20,000	20,709
Miami-Dade County Housing Finance Authority
Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250,000	2,288,780
Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,675,000	4,798,530
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2025	945,000	974,199
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2024	100,000	101,141
Series 2015C, COP, 5.00%, 8/1/2025 (b)	20,000	20,604
Series 2015D, COP, 5.00%, 8/1/2025 (b)	80,000	82,481
Orlando Utilities Commission Series 2013A, Rev., 5.00%, 10/1/2025	500,000	517,970
Orlando Utilities Commission, Utility System Series 2013A, Rev., 5.00%, 10/1/2024	260,000	263,918
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	1,195,000	1,207,565
Palm Beach County School District
Series 2015B, COP, 5.00%, 8/1/2024	50,000	50,561
Series 2015D, COP, 5.00%, 8/1/2024	50,000	50,561
Series 2018B, COP, 5.00%, 8/1/2024	50,000	50,561
Series 2014B, COP, 5.00%, 8/1/2025	45,000	46,352
Series 2017B, COP, 5.00%, 8/1/2025	155,000	159,656
Series 2015B, COP, 5.00%, 8/1/2027	25,000	25,699
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,315,000	1,316,445
Series 2013, Rev., 5.00%, 10/1/2024	520,000	527,368
COP, 5.00%, 8/1/2025	140,000	143,748
Polk County School District Series 2019B, COP, 5.00%, 1/1/2025	125,000	127,342
Polk County School District, Sales Tax Rev., 5.00%, 10/1/2024	30,000	30,450
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL - RE, 5.25%, 7/1/2024	345,000	348,542
School Board of Miami-Dade County (The)
Series 2014D, COP, 5.00%, 11/1/2024	170,000	172,431
Series 2015D, COP, 5.00%, 2/1/2025	865,000	881,061
COP, 5.00%, 5/1/2025	130,000	132,992
Series 2015C, COP, 5.00%, 5/1/2025	150,000	153,452
Series 2014D, COP, 5.00%, 11/1/2025	585,000	594,002
COP, 5.00%, 2/1/2026	360,000	372,883

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
COP, 5.00%, 5/1/2026	265,000	270,566
Series 2014D, COP, 5.00%, 11/1/2026	275,000	278,861
Series 2015D, COP, 5.00%, 2/1/2027	150,000	155,595
Series 2015A, COP, AGM, 5.00%, 5/1/2027	330,000	337,759
Series 2015A, COP, 5.00%, 5/1/2028	110,000	112,295
School Board of Miami-Dade County (The), Florida Certificates Of Participation
Series 2015D, COP, 5.00%, 2/1/2024	3,955,000	3,964,280
Series 2014A, COP, 5.00%, 5/1/2024 (b) (c)	1,805,000	1,816,736
COP, 5.00%, 7/1/2026	160,000	164,229
COP, 5.00%, 8/1/2027	60,000	62,892
COP, 5.00%, 5/1/2028	345,000	352,199
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2024	80,000	80,827
Series 2015B, COP, 5.00%, 7/1/2024	215,000	217,285
Series 2015B, COP, 5.00%, 7/1/2025	220,000	226,588
School District of Broward County (The) COP, 5.00%, 7/1/2025	80,000	82,396
School District of Broward County, Florida Certificates Of Participation
Series C, COP, 5.00%, 7/1/2024	285,000	287,947
COP, 5.00%, 7/1/2026	20,000	21,067
Series A, COP, 5.00%, 7/1/2026	40,000	42,134
COP, 5.00%, 7/1/2027	75,000	78,491
Series 2015B, COP, 5.00%, 7/1/2027	25,000	25,707
COP, 5.00%, 7/1/2028	310,000	324,666
COP, 5.00%, 7/1/2028	385,000	395,237
COP, AGM, 5.00%, 7/1/2028	270,000	277,305
Seacoast Utility Authority Series B, Rev., 5.00%, 3/1/2024	75,000	75,328
South Broward Hospital District, Memorial Healthcare System
Series 2016, Rev., 5.00%, 5/1/2024	40,000	40,301
Rev., 4.00%, 5/1/2026	195,000	199,472
South Florida Water Management District COP, 5.00%, 10/1/2024	40,000	40,622
St. Johns County Industrial Development Authority, Vicar's Landing Project Series 2021A, Rev., 4.00%, 12/15/2023	120,000	119,947
St. Johns County School Board, Sales Tax Rev., 5.00%, 10/1/2024	70,000	70,992
State of Florida Series 2023A, GO, 5.00%, 6/1/2026	125,000	131,695
State of Florida Board of Education, Public Education Capital Outlay Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,376
State of Florida Department of Education
Series 2021A, Rev., 5.00%, 7/1/2024	1,000,000	1,008,799
Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,026,679
State of Florida Department of Transportation Rev., 5.00%, 7/1/2024	35,000	35,366
State of Florida Department of Transportation Turnpike System Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,640
State of Florida, Public Education Capital Outlay Series 2015 A, GO, 5.00%, 6/1/2025	210,000	212,189
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	69,906
Total Florida		127,157,354
Georgia — 0.4%
Atlanta and Fulton County Recreation Authority, Park Improvement Series A, Rev., 5.00%, 12/1/2023	25,000	25,000
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	30,098
City of Atlanta Series 2014A, Rev., AMT, 5.00%, 1/1/2024	30,000	30,033

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
City of Atlanta Airport Passenger Facility Charge, Sub Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2024 (b)	150,000	150,166
Series 2014A, Rev., AMT, 5.00%, 1/1/2024	310,000	310,344
City of Atlanta Airport Passenger Facility Charge, Subordinate Lien Series 2014A, Rev., AMT, 5.00%, 1/1/2024	40,000	40,044
City of Atlanta, Public Improvement GO, 4.75%, 12/1/2024 (b)	30,000	30,514
City of Atlanta, Water and Wastewater Rev., 5.00%, 11/1/2026	25,000	25,694
City of Columbus Series 2022, GO, 5.00%, 1/1/2024	70,000	70,092
Cobb County Kennestone Hospital Authority Rev., 5.00%, 4/1/2024	80,000	80,117
Cobb County Kennestone Hospital Authority,Wellstar Health System, Inc. Project Series 2020B, Rev., 5.00%, 4/1/2025	500,000	509,449
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., GTD, 4.00%, 1/1/2024	85,000	85,056
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	241,841
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax GO, 5.00%, 12/1/2025	40,000	41,602
Development Authority of Gwinnett County COP, NATL - RE, 5.25%, 1/1/2024	50,000	50,070
Forsyth County Public Facilities Authority, Forsyth School Districct Project Series 2016, Rev., 5.00%, 2/1/2024	50,000	50,146
Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	20,147
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Series 2014A, Rev., GTD, 5.25%, 2/15/2025 (b)	330,000	338,502
Gainesville and Hall County Hospital Authority, Project Series 2020A, Rev., 5.00%, 2/15/2024	240,000	240,562
Georgia Municipal Association, Inc. Series 2018, COP, 5.00%, 12/1/2023	75,000	75,000
Henry County School District Series 2016, GO, 5.00%, 8/1/2025	25,000	25,800
Houston Healthcare System, Inc. Series 2016 A, Rev., 5.00%, 4/1/2024 (b)	140,000	140,649
Main Street Natural Gas, Inc., Gas Supply
Series 2018E, Rev., VRDO, LIQ : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.57%), 3.87%, 12/1/2023 (c)	6,590,000	6,590,000
Series 2018C, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2023 (b)	100,000	100,000
Municipal Electric Authority of Georgia Project Series 2016 A, Rev., 5.00%, 1/1/2026	20,000	20,631
Paulding County School District GO, 5.00%, 2/1/2025 (b)	50,000	51,077
Richmond County Board of Education Series 2021, GO, 5.00%, 10/1/2024	430,000	436,550
South Fulton Municipal Regional Water & Sewer Authority Series 2014, Rev., GTD, 5.00%, 1/1/2024	150,000	150,175
Toombs County Public Facilities Authority Series 2020, Rev., 5.00%, 12/1/2023	30,000	30,000
Walton County School District Series 2012, GO, 5.25%, 8/1/2025	50,000	51,743
Total Georgia		10,041,102
Hawaii — 0.0% ^
City and County Honolulu, Wastewater System Series B, Rev., 5.00%, 7/1/2024	25,000	25,271
City and County of Honolulu
Series C, GO, 5.00%, 10/1/2024	25,000	25,393
Series 2012C, GO, 3.00%, 11/1/2025	175,000	174,997
County of Maui Series 2020, GO, 5.00%, 3/1/2024	25,000	25,112
State of Hawaii
Series 2018 FT, GO, 5.00%, 1/1/2024	40,000	40,053
Series FG, GO, 5.00%, 10/1/2024	25,000	25,385
Series FH, GO, 5.00%, 10/1/2024	105,000	106,617
Total Hawaii		422,828
Idaho — 0.5%
Ada & Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,600,702
Idaho Fish & Wildlife Foundation, Inc. Series 2019, Rev., 5.00%, 12/1/2023	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Idaho — continued
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	30,000	30,875
Series 2015A, Rev., 5.00%, 7/15/2026	70,000	73,637
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 3.48%, 12/13/2023 (c)	2,640,000	2,640,000
Twin Falls County School District No. 411 Twin Falls
Series A, GO, 4.25%, 9/15/2024 (b)	4,025,000	4,059,063
Series A, GO, 4.50%, 9/15/2024 (b)	2,235,000	2,258,185
Total Idaho		11,712,462
Illinois — 5.7%
Champaign County Community Unit School District No. 4 Champaign Series 2017, GO, 5.00%, 1/1/2025	25,000	25,471
Chicago Board of Education
Series 2018 A, GO, AGM, 5.00%, 12/1/2023	1,000,000	1,000,000
Series 2005A, GO, AMBAC, 5.50%, 12/1/2023	100,000	100,000
Chicago Board of Education, Capital Appreciation School Reform Series 1999A, GO, NATL - RE, Zero Coupon, 12/1/2023	3,440,000	3,440,000
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	275,000	278,013
Chicago Midway International Airport
Series 2014B, Rev., 5.00%, 1/1/2024	80,000	80,086
Series 2014B, Rev., 5.00%, 2/6/2024	2,895,000	2,902,195
Series 2014A, Rev., AMT, 5.00%, 1/1/2025	3,000,000	3,000,355
Chicago Midway International Airport, Second Lien
Series 2013B, Rev., 5.00%, 2/6/2024	1,280,000	1,283,070
Series 2014B, Rev., 5.00%, 2/6/2024	3,000,000	3,007,456
Chicago O'Hare International Airport
Series B, Rev., 5.00%, 1/1/2027	130,000	131,624
Series C, Rev., 5.00%, 1/1/2028	20,000	21,116
Chicago O'Hare International Airport, General Airport Senior Lien Series A, Rev., 5.00%, 1/1/2027	70,000	74,442
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2024	125,000	125,152
Series C, Rev., 5.00%, 1/1/2024	45,000	45,055
Series E, Rev., 5.00%, 1/1/2024	40,000	40,049
Series B, Rev., 5.00%, 1/1/2025	185,000	188,249
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	41,629
Series B, Rev., 5.00%, 1/1/2026	90,000	90,972
Series B, Rev., 5.00%, 1/1/2028	710,000	719,370
Chicago O'Hare International Airport, Senior Lien
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	223,753
Series E, Rev., 5.00%, 1/1/2026	165,000	171,718
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	31,904
Chicago Park District
Series 2014A, GO, 5.00%, 1/1/2024 (b)	75,000	75,097
Series 2014C, GO, 5.00%, 1/1/2024 (b)	70,000	70,083
Series 2015A, GO, 5.00%, 1/1/2024 (b)	35,000	35,043
Chicago Transit Authority Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2024	1,475,000	1,484,086
City of Chicago Series 2002, Rev., 5.00%, 1/1/2025 (b)	90,000	91,504
City of Decatur
GO, 4.00%, 3/1/2024	120,000	120,054

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 3/1/2025	195,000	196,625
GO, 4.00%, 3/1/2026	170,000	173,271
GO, 4.00%, 3/1/2027	200,000	206,139
Cook County Community College District No. 504 Triton, General Obligation Series 2014, GO, 5.00%, 12/1/2023 (b)	30,000	30,000
Cook County Community College District No. 508,Unlimited Tax Series 2013, GO, 5.00%, 12/1/2023	25,000	25,000
Cook County Community High School District No. 229 Oak Lawn Series 2016, GO, 4.00%, 12/1/2023	25,000	25,000
Cook County High School District No. 205, Thornton Township, Limited Tax Series 2017C, GO, 5.00%, 12/1/2023	325,000	325,000
County of Cook
Series 2022A, GO, 5.00%, 11/15/2024	1,000,000	1,014,970
Series 2021B, GO, 4.00%, 11/15/2026	120,000	122,532
Series 2021A, GO, 5.00%, 11/15/2028	110,000	118,513
Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2024	50,000	50,448
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst Series 2015, GO, 5.00%, 1/1/2024	140,000	140,159
DuPage County Forest Preserve District Series 2015, GO, 5.00%, 1/1/2024	60,000	60,080
Illinois Finance Authority
Series 2015, Rev., 5.00%, 12/1/2023	240,000	240,000
Series 2016, Rev., 5.00%, 1/1/2024	50,000	50,059
Series 2017, Rev., 5.00%, 1/1/2024	30,000	30,036
Series 2016C, Rev., 4.00%, 2/15/2024	240,000	240,311
Series 2013A, Rev., 5.00%, 6/1/2024	50,000	50,036
Series 2014, Rev., 5.00%, 8/1/2024 (b)	19,525,000	19,732,490
Series 2021A, Rev., 5.00%, 8/15/2025	40,000	41,079
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,000,000	27,882,760
Series 2016, Rev., 4.00%, 7/1/2026	60,000	61,254
Series 2015, Rev., 5.00%, 12/1/2026	20,000	20,718
Series 2015A, Rev., 5.00%, 11/15/2027	70,000	71,353
Series 2016, Rev., 5.00%, 1/1/2028	160,000	166,478
Illinois Finance Authority, Advocate Health Care Network Series 2014, Rev., 5.00%, 8/1/2024 (b)	115,000	116,222
Illinois Finance Authority, Downers Grove Community High School District Number 99 project Series 2019, Rev., 5.00%, 12/15/2023	50,000	50,026
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2017 A, Rev., 5.00%, 1/1/2027 (b)	25,000	26,503
Illinois Finance Authority, OSF Healthcare System Series 2015A, Rev., 5.00%, 11/15/2024	140,000	141,769
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.68%, 12/14/2023 (d)	5,790,000	5,666,498
Illinois Finance Authority, Riverside Health System Rev., 5.00%, 11/15/2024	1,680,000	1,682,217
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	645,000	653,150
Series 2015A, Rev., 5.00%, 11/15/2025	190,000	194,337
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2027	1,210,000	1,264,042
Illinois Finance Authority, State Of Illinois Clean Water Initiative Series 2019, Rev., 5.00%, 7/1/2024	50,000	50,480
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	355,000	371,817
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	270,000	292,437
Illinois Finance Authority, The University of Chicago Medical Center Series A, Rev., 5.00%, 8/15/2024	235,000	237,552
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 5.00%, 2/15/2024 (b)	745,000	747,496
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	2,785,000	2,789,018
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2024	1,050,000	1,052,632
Series 2015A, Rev., 5.00%, 2/1/2026	300,000	307,981

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois State Toll Highway Authority
Series 2014D, Rev., 5.00%, 1/1/2024	85,000	85,116
Series 2014B, Rev., 5.00%, 1/1/2026	75,000	75,075
Series 2013A, Rev., 5.00%, 1/1/2027	90,000	90,124
Series 2014B, Rev., 5.00%, 1/1/2028	95,000	95,108
Lake County School District No. 112 North Shore Series 2022, GO, 5.00%, 12/1/2024	335,000	340,862
Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	369,949
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion Series 2013, GO, 5.75%, 12/1/2023 (b)	560,000	560,000
McHenry County Conservation District GO, 5.00%, 2/1/2024	20,000	20,054
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	445,000	445,000
Metropolitan Water Reclamation District of Greater Chicago
Series A, GO, 5.00%, 12/1/2023	25,000	25,000
Series B, GO, 5.00%, 12/1/2023	100,000	100,000
Northern Illinois Municipal Power Agency Series 2016 A, Rev., 5.00%, 12/1/2026	45,000	47,589
Public Building Commission of Chicago Series 2006, Rev., AMBAC, 5.25%, 3/1/2024	1,000,000	1,002,997
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2025 (b)	275,000	282,399
Series 2017, Rev., 5.00%, 6/1/2026 (b)	585,000	613,165
Regional Transportation Authority Series 2017A, Rev., 5.00%, 7/1/2024	50,000	50,474
Rock Island County Community Unit School District No. 40 Moline, Alternative Revenue Source GO, 3.00%, 2/1/2024	20,000	19,996
Sales Tax Securitization Corp., Second Lien Series 2023A, Rev., 5.00%, 1/1/2024	80,000	80,091
South Suburban College Community School District No. 510, Limited Tax GO, AGC, Zero Coupon, 12/1/2023	25,000	25,000
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2023	100,000	100,000
Series 2017B, GO, 5.00%, 12/1/2023	200,000	200,000
GO, 5.00%, 2/1/2024	215,000	215,421
Series FEBRUARY 2014, GO, 5.00%, 2/1/2024	40,000	40,078
Series 2021C, GO, 4.00%, 3/1/2024	1,000,000	1,000,668
Series 2021B, GO, 5.00%, 3/1/2024	360,000	361,095
Series 2022A, GO, 5.00%, 3/1/2024	5,425,000	5,441,494
Series 2022B, GO, 5.00%, 3/1/2024	5,760,000	5,777,512
Series 2018A, GO, 4.00%, 5/1/2024	50,000	50,061
Series 2018A, GO, 5.00%, 10/1/2024	50,000	50,548
Series 2022B, GO, 5.00%, 3/1/2025	1,400,000	1,423,545
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,879
Series 2020B, GO, 5.00%, 10/1/2025	40,000	41,004
Series 2020D, GO, 5.00%, 10/1/2025	45,000	46,130
Series 2017D, GO, 5.00%, 11/1/2025	4,005,000	4,112,325
Series 2017A, GO, 5.00%, 12/1/2025	250,000	256,891
GO, 5.00%, 2/1/2026	25,000	25,752
Series FEBRUARY 2014, GO, 5.00%, 2/1/2026	2,000,000	2,000,571
Series 2021A, GO, 5.00%, 3/1/2026	150,000	154,707
Series 2016-6, GO, 5.00%, 6/1/2026	450,000	465,922
Series 2018B, GO, 5.00%, 10/1/2026	125,000	130,093
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,358,172
Series 2017D, GO, 5.00%, 11/1/2026	19,635,000	20,474,337
Series 2019 A, GO, 5.00%, 11/1/2026	50,000	52,107
Series 2022A, GO, 5.00%, 3/1/2027	50,000	52,372

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2023D, GO, 5.00%, 7/1/2028	75,000	80,207
Series 2020B, GO, 5.00%, 10/1/2028	175,000	187,534
Series 2017D, GO, 5.00%, 11/1/2028	330,000	349,452
Series 2021A, GO, 5.00%, 12/1/2028	50,000	53,703
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2024	550,000	551,270
Series 2016A, Rev., 5.00%, 6/15/2024	115,000	115,668
Series 2002-4, Rev., NATL - RE, 6.00%, 6/15/2024	425,000	430,015
Taylorville Community Unit School District No. 3 Series 2013, GO, 5.75%, 12/1/2023 (b)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ : Citibank NA, 3.35%, 12/13/2023 (c) (e)	1,840,000	1,840,000
Village of Midlothian
GO, AGM, 4.00%, 1/1/2024	70,000	70,020
GO, AGM, 4.00%, 1/1/2025	40,000	40,225
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	352,520
Village of Streamwood GO, 5.00%, 12/1/2023	20,000	20,000
Village of Villa Park Series 2018C, GO, 4.00%, 12/15/2023	50,000	50,006
Will County School District No. 86 Joliet Series 2015C, GO, AGM - CR, 5.00%, 3/1/2024	6,005,000	6,025,576
Will Grundy Etc Counties Community College District No. 525 Series 2013B, GO, 5.25%, 12/1/2023 (b)	25,000	25,000
Total Illinois		145,001,913
Indiana — 0.5%
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2024	25,000	25,088
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015B, Rev., 5.00%, 7/15/2024	30,000	30,280
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,788
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	35,043
Series 2014B, Rev., 5.00%, 7/1/2024	70,000	70,684
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	25,000	26,403
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,244
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 1/15/2024	40,000	40,029
Fishers Industrial Redevelopment District, Income Tax
Rev., 4.00%, 1/15/2024	25,000	25,014
Rev., 4.00%, 7/15/2024	35,000	35,121
Fort Wayne Redevelopment Authority Lease Rental Series 2014A, Rev., 3.00%, 8/1/2024	50,000	49,824
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2026	45,000	46,628
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2024	25,000	25,017
Indiana Finance Authority
Series 2016A, Rev., 5.00%, 12/1/2023	275,000	275,000
Series 2021-2, Rev., 5.00%, 10/1/2024	25,000	25,369
Series 2016C, Rev., 5.00%, 12/1/2024	40,000	40,747
Series 2015A, Rev., 4.00%, 3/1/2025 (b)	25,000	25,233
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	72,427
Series 2016, Rev., 5.00%, 9/1/2026	40,000	41,865
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2016B, Rev., 5.00%, 11/1/2024	345,000	350,244
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	60,000	56,851

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2019C, Rev., 5.00%, 12/1/2024	125,000	126,857
Series 2019B, Rev., 2.25%, 7/1/2025 (c)	150,000	146,662
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,474
Indiana Municipal Power Agency
Series 2016C, Rev., 5.00%, 1/1/2027	75,000	78,261
Series 2016C, Rev., 5.00%, 1/1/2028	50,000	52,149
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2024	100,000	100,122
Series 2017A, Rev., 5.00%, 1/1/2024	85,000	85,103
Series 2014A, Rev., 5.00%, 1/1/2027	25,000	25,398
Indiana Transportation Finance Authority Series 2004C, Rev., NATL - RE, 5.50%, 12/1/2023	30,000	30,000
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., 5.00%, 6/1/2024	345,000	347,630
Indianapolis Local Public Improvement Bond Bank, Courtyard And Jail Project Series 2019A, Rev., 5.00%, 2/1/2024	55,000	55,140
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 3.25%, 1/1/2025	100,000	100,007
Ivy Tech Community College of Indiana, Student Fee
Series W, Rev., 5.00%, 7/1/2024	30,000	30,286
Series W, Rev., 5.00%, 7/1/2025	25,000	25,690
Jackson County Building Corp. Rev., 2.00%, 1/15/2025	125,000	122,498
Merrillville Community School Corp. GO, 2.00%, 1/15/2024	1,040,000	1,037,240
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,294
Perry Township Schools
Series 2022A, GO, 4.00%, 1/15/2024	2,800,000	2,800,277
Series 2022B, GO, 4.00%, 1/15/2024	2,950,000	2,950,292
Series 2022C, GO, 4.00%, 1/15/2024	2,375,000	2,375,235
Pike Township Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2024	350,000	353,442
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	40,339
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2025	20,000	20,389
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	35,087
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	24,979
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020B, Rev., 4.00%, 1/15/2024	35,000	35,018
Series 2020B, Rev., 4.00%, 7/15/2024	35,000	35,112
Series 2020B, Rev., 4.00%, 1/15/2025	40,000	40,257
Series 2020B, Rev., 4.00%, 7/15/2025	40,000	40,416
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	111,659
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,603
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL - RE, Zero Coupon, 1/15/2025	25,000	24,040
Total Indiana		12,753,855
Iowa — 1.0%
City of Davenport Series 2023, GO, 5.00%, 6/1/2024	50,000	50,430
County of Linn Series 2019, COP, 5.00%, 6/1/2024	90,000	90,761
Iowa Finance Authority, UnityPoint Health Series 2018B, Rev., 5.00%, 2/15/2024	30,000	30,073
State of Iowa
Series 2016A, Rev., 5.00%, 6/1/2024	25,000	25,209
Series 2016A, Rev., 5.00%, 6/1/2025	40,000	41,070
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2019, Rev., 5.00%, 9/1/2025	25,000	25,870

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	24,035,761
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2017A, Rev., 4.00%, 6/1/2024	1,220,000	1,223,699
Total Iowa		25,522,873
Kansas — 0.1%
City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	100,000	97,916
County of Shawnee COP, 3.00%, 9/1/2024	35,000	34,877
Johnson County Unified School District No. 233 Olathe Series 2016A, GO, 4.00%, 9/1/2024 (b)	25,000	25,156
Rice County Unified School District No. 376 Sterling Series 2015, GO, AGM, 4.00%, 9/1/2025 (b)	1,200,000	1,218,079
Sedgwick County Unified School District No. 266 Maize Series 2017, GO, 5.00%, 9/1/2024	65,000	65,820
Total Kansas		1,441,848
Kentucky — 0.8%
Campbell Kenton & Boone Counties Sanitation District No. 1 Series 2020, Rev., 5.00%, 8/1/2024	25,000	25,297
Kenton County Public Properties Corp., Court Facilities Project Rev., 3.00%, 3/1/2024	500,000	499,143
Kentucky Asset Liability Commission
Series 2021A, Rev., 5.00%, 11/1/2024	615,000	623,906
Series 2015A, Rev., 5.00%, 9/1/2025	75,000	77,211
Kentucky Asset Liability Commission, Federal Highway Trust Fund Series A, Rev., 5.00%, 9/1/2026	40,000	40,362
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2011B-3, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.38%, 12/14/2023 (d)	12,715,000	12,724,721
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	685,000	698,668
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Series 2018A, Rev., 3.00%, 2/1/2024	25,000	24,980
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	310,000	313,453
Kentucky Public Energy Authority, Gas Supply
Series 2022A-1, Rev., 4.00%, 2/1/2024	2,500,000	2,498,028
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	155,000	154,831
Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	698,472
Kentucky State Property & Building Commission
Series B, Rev., 5.00%, 8/1/2024	50,000	50,561
Series B, Rev., 5.00%, 11/1/2026	75,000	79,490
Kentucky State Property and Building Commission, Project No. 108
Series B, Rev., 5.00%, 8/1/2026	45,000	47,420
Series A, Rev., 5.00%, 8/1/2028	75,000	77,105
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	20,000	21,289
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	50,000	53,737
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2027	25,000	26,183
Kentucky Turnpike Authority, Revitalization Projects
Series 2014A, Rev., 5.00%, 7/1/2024	105,000	105,936
Series B, Rev., 5.00%, 7/1/2025	265,000	272,111
Series B, Rev., 4.00%, 7/1/2027	205,000	211,376
Lexington-Fayette Urban County Government Series 2017A, GO, 5.00%, 9/1/2024	235,000	238,153
Lexington-Fayette Urban County Government Sewer System Series 2014A, Rev., 5.00%, 9/1/2024	155,000	157,080
Lexington-Fayette Urban County Government, Various Purpose Series 2012B, GO, 3.00%, 7/1/2024	100,000	99,857
Louisville Series 2016 A, Rev., 5.00%, 10/1/2026	25,000	26,202
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,843

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Louisville and Jefferson County Metropolitan Sewer District Green Bond Certified Series 2022 A, Rev., 5.00%, 5/15/2024	75,000	75,637
Scott County School District Finance Corp. Rev., 5.00%, 6/1/2025	20,000	20,491
University of Kentucky, General Receipt Series 2014A, Rev., 4.00%, 4/1/2024 (b)	175,000	175,366
University of Kentucky, General Receipts Series 2015B, Rev., 5.00%, 10/1/2024	20,000	20,280
Total Kentucky		20,163,189
Louisiana — 2.6%
Ascension Parish School Board Series 2020, GO, 4.00%, 3/1/2024	25,000	25,037
City of New Orleans Water System Series 2014, Rev., 5.00%, 12/1/2024 (b)	45,000	45,779
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2023	1,175,000	1,175,000
East Baton Rouge Sewerage Commission Series 2014B, Rev., 5.00%, 2/1/2025 (b)	270,000	276,097
Jefferson Parish School Board Series 2015, GO, 5.00%, 3/1/2024	50,000	50,203
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	100,000	101,425
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	250,000	252,930
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	12,400,000	12,577,775
Louisiana Public Facilities Authority, Hurricane Recovery Program Series 2014, Rev., 5.00%, 6/1/2024	120,000	121,020
Louisiana Public Facilities Authority, Tulane University Project
Series 2016A, Rev., 5.00%, 12/15/2023	50,000	50,023
Series 2016A, Rev., 5.00%, 12/15/2026	70,000	73,978
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Series 2016A, Rev., 5.00%, 7/1/2024	75,000	75,574
State of Louisiana
Series 2014A, GO, 4.00%, 2/1/2024	12,095,000	12,106,684
Series 2014C, GO, 5.00%, 8/1/2025	65,000	65,773
State of Louisiana Gasoline & Fuels Tax Series 2014B, Rev., 4.00%, 5/1/2024 (b)	20,000	20,054
State of Louisiana Gasoline and Fuels Tax
Series 2014B, Rev., 5.00%, 5/1/2024 (b)	30,000	30,201
Series A, Rev., 4.50%, 5/1/2025 (b)	31,500,000	32,079,827
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2022A, Rev., (SOFR + 0.50%), 4.23%, 12/8/2023 (d)	7,880,000	7,718,220
Total Louisiana		66,845,600
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	36,389
Maine Municipal Bond Bank Series 2014C, Rev., 5.00%, 11/1/2024	25,000	25,425
Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	50,700
University of Maine System Rev., 5.00%, 3/1/2025	55,000	56,169
Total Maine		168,683
Maryland — 1.1%
County of Baltimore Series 2016, GO, 5.00%, 2/1/2024	40,000	40,116
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 2/1/2025	25,000	25,565
County of Charles Series 2016, GO, 5.00%, 10/1/2024	100,000	101,581
County of Montgomery
Series 2014A, GO, 5.00%, 11/1/2024	45,000	45,790
Series 2014A, GO, 5.00%, 11/1/2024 (b)	25,000	25,416
Series 2015 B, GO, 5.00%, 12/1/2024	150,000	150,216
County of Montgomery, Consolidated Public Improvement Series 2015B, GO, 5.00%, 12/1/2023	115,000	115,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.81%, 3/1/2024 (c)	14,675,000	14,675,000
County of Prince George's, Consolidated Public Improvement
Series 2013A, GO, 3.00%, 3/1/2024	30,000	29,987
Series 2014A, GO, 4.00%, 9/1/2024	30,000	30,207
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000,000	1,053,515
Maryland Community Development Administration, Housing and Community Development Series 2019A, Rev., 2.10%, 3/1/2024	20,000	19,864
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Rev., 5.00%, 7/1/2025	45,000	46,061
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Rev., 5.00%, 8/15/2024	30,000	30,280
Series 2013A, Rev., 5.00%, 8/15/2024	570,000	570,301
Series 2020B-1, Rev., 5.00%, 7/1/2025 (c)	900,000	914,090
Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center Series 2015, Rev., 5.00%, 7/1/2024 (b)	9,320,000	9,377,103
Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2024	25,000	25,189
State of Maryland Series 2016, GO, 4.00%, 6/1/2028	25,000	25,030
State of Maryland Department of Transportation Series 2022B, Rev., 5.00%, 12/1/2023	125,000	125,000
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	65,000	65,060
Total Maryland		27,490,371
Massachusetts — 1.8%
Bristol-Plymouth Regional Vocational Technical School District GO, BAN, 4.50%, 2/28/2024	6,000,000	6,018,680
City of Boston Series 2013B, GO, 4.00%, 1/1/2024	20,000	20,014
City of Chicopee Series 2016, GO, 4.00%, 8/15/2024	30,000	30,185
City of Woburn, Municipal Purpose Loan GO, 2.63%, 11/15/2025	100,000	98,385
Commonwealth of Massachusetts Series 2015A, GO, 5.00%, 5/1/2024	80,000	80,110
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Series 2014A, Rev., GAN, 5.00%, 6/15/2025	25,000	25,259
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2014A, Rev., GAN, 5.00%, 6/15/2024	25,000	25,243
Massachusetts Development Finance Agency Series 2017 H, Rev., 5.00%, 1/1/2024 (b)	70,000	70,088
Massachusetts Development Finance Agency, Caregroup Issue
Series 2015H-1, Rev., 5.00%, 7/1/2024	500,000	504,029
Series 2015H-1, Rev., 5.00%, 7/1/2025	80,000	81,899
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2014P, Rev., 5.00%, 10/1/2024 (b)	17,000,000	17,263,143
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 3.58%, 12/14/2023 (d) (e)	1,075,000	1,064,532
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	200,430
Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	375,000	381,688
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.00%, 1/1/2024	345,000	344,731
Massachusetts Housing Finance Agency, Sustainability Bonds Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	180,000	180,000
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2018A, Rev., 5.00%, 2/15/2024 (b)	20,000	20,069
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,085
Massachusetts State College Building Authority
Series 2017D, Rev., 5.00%, 5/1/2024	45,000	45,348
Series 2016A, Rev., 4.00%, 5/1/2025	20,000	20,298

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Transportation Trust Fund Metropolitan Highway System, Senior Series 2019A, Rev., 5.00%, 1/1/2024	30,000	30,040
Massachusetts Water Resources Authority
Series 2014F, Rev., 5.00%, 8/1/2024 (b)	30,000	30,368
Series 2014F, Rev., 5.00%, 8/1/2024	5,000	5,063
Montachusett Regional Transit Authority Rev., RAN, GTD, 4.50%, 7/26/2024	11,000,000	11,041,548
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,739,855	1,756,369
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,290,000	2,299,539
Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 11/1/2024	25,000	25,037
Town of Middleton Series 2021, GO, 5.00%, 12/15/2023	65,000	65,036
Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	39,201
Town of Randolph GO, BAN, 4.75%, 6/27/2024	3,303,800	3,320,016
Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	25,303
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,430,000	1,435,981
University of Massachusetts Building Authority Series 1, Rev., 5.00%, 11/1/2024 (b)	45,000	45,708
Total Massachusetts		46,623,425
Michigan — 3.2%
City of Battle Creek Series 2018, GO, 5.00%, 5/1/2024	25,000	25,158
City of Brighton Series 2021, GO, 4.00%, 10/1/2024	80,000	80,521
City of Detroit Series 2004A, Rev., AGM, 5.25%, 7/1/2024	25,000	25,287
City of Grand Rapids Sanitary Sewer System Series 2014, Rev., 5.00%, 1/1/2024 (b)	100,000	100,126
City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	50,269
City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	46,528
County of Jackson, Transportation GO, 2.00%, 5/1/2024	250,000	248,121
Grand Valley State University
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	310,000
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	681,198
Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,667,990
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018A, Rev., 5.00%, 7/1/2024	55,000	55,547
Kalamazoo Hospital Finance Authority, Bronson Healthcare Group, Inc. Rev., 5.00%, 5/15/2024 (b)	5,000	5,037
Karegnondi Water Authority, Water and Supply System Series 2014A, Rev., 5.00%, 11/1/2026	125,000	125,097
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital
Series 2021A, Rev., 5.00%, 4/1/2024	540,000	541,521
Series 2021A, Rev., 5.00%, 4/1/2025	565,000	572,526
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	50,000	51,332
Linden Community School District, School Building and Site, Unlimited Tax Series 2021I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,310
Livonia Municipal Building Authority, Limited Tax Rev., 4.00%, 5/1/2024	40,000	40,121
Michigan Finance Authority
Series 2014, Rev., 5.00%, 6/1/2024 (b)	560,000	564,843
Series 2015A, Rev., 5.00%, 8/1/2024 (b)	140,000	141,579
Series 2018B, Rev., 5.00%, 10/1/2024	70,000	71,066
Michigan Finance Authority, Ascension Senior Credit Group Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	60,143
Michigan Finance Authority, Beaumont Health Credit Group
Series 2022A, Rev., 5.00%, 4/15/2024	500,000	502,774
Series 2015A, Rev., 5.00%, 8/1/2024 (b)	245,000	247,763
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	150,000	152,285
Michigan Finance Authority, Detroit Regional Convention Facility Authority Series 2014H-1, Rev., 5.00%, 10/1/2024	305,000	305,363

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2025	40,000	41,072
Rev., 5.00%, 11/15/2027	20,000	20,784
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	635,000	655,581
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	64,402
Series 2015MI, Rev., 5.50%, 12/1/2027	1,935,000	1,998,334
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	175,000	176,221
Michigan Finance Authority, Local Government Program Second Lien, Detroit Water And Sewerage Department Sewage Disposal System Series 2014C-7, Rev., NATL - RE, 5.00%, 7/1/2028	1,000,000	1,006,467
Michigan Finance Authority, Midmichigan Health Series 2014, Rev., 5.00%, 6/1/2024 (b)	40,000	40,346
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2023	100,000	100,000
Series 2017 A-MI, Rev., 5.00%, 12/1/2023	100,000	100,000
Series 2019MI-1, Rev., 5.00%, 12/1/2023	125,000	125,000
Series 2017A-MI, Rev., 5.00%, 12/1/2024	285,000	289,484
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	6,410,000	6,516,573
Series 2017A-MI, Rev., 5.00%, 12/1/2026	25,000	26,379
Michigan State Building Authority, Facilities Program Series 2023-I, Rev., VRDO, 3.41%, 12/1/2023 (c)	20,000,000	20,000,000
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 3.41%, 12/13/2023 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	100,000	100,203
Series 1999B-4, Rev., 5.00%, 11/15/2027	770,000	789,478
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	610,000	619,598
Michigan Strategic Fund Series 2014, Rev., 5.00%, 3/1/2024	235,000	235,862
Michigan Strategic Fund Limited Obligation, Facility For Rare Isotope Beams Projects At Michigan State University Series 2014, Rev., 5.00%, 3/1/2024	45,000	45,180
North Kent Sewer Authority Series 2016, Rev., 5.00%, 11/1/2024	755,000	767,292
Northern Michigan University Series 2018A, Rev., 5.00%, 12/1/2023	310,000	310,000
Portage Public Schools Series 2016, GO, 5.00%, 11/1/2024	25,000	25,414
Rib Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 2.22%, 12/1/2023 (c) (e)	30,000,000	30,000,000
Royal Oak Hospital Finance Authority Series 2014D, Rev., 5.00%, 3/1/2024 (b)	1,620,000	1,626,300
Royal Oak Hospital Finance Authority, William Beaumont Hospital Series 2014D, Rev., 5.00%, 3/1/2024 (b)	50,000	50,194
Saginaw City School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2024	35,000	35,233
Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	114,791
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	25,068
State of Michigan
Series 2015A, GO, 5.00%, 12/1/2023	200,000	200,000
Series 2016, Rev., GAN, 5.00%, 3/15/2024	195,000	196,012
Series 2016, Rev., 5.00%, 3/15/2025	25,000	25,626
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	222,513
Wayne State University Series 2019A, Rev., 5.00%, 11/15/2024	210,000	213,163
Western Michigan University Series 2015A, Rev., 5.00%, 11/15/2024	40,000	40,636
Total Michigan		82,140,711
Minnesota — 1.6%
City of Minneapolis, Improvement and Various Purpose GO, 4.00%, 12/1/2023	45,000	45,000
City of New Hope, Hennepin County Series 2018A, GO, 4.00%, 2/1/2024	50,000	50,055

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
City of Rochester
Series 2015B, GO, 5.00%, 12/1/2023	20,000	20,000
Series 2015A, GO, 5.00%, 2/1/2024	40,000	40,099
City of St Cloud Series 2014B, Rev., 5.00%, 5/1/2024	410,000	412,616
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	44,939
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	30,270
County of Anoka, Capital Improvement Series 2020A, GO, 5.00%, 2/1/2024	40,000	40,112
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	51,129
County of Lyon Series 2015A, GO, 5.00%, 2/1/2024	25,000	25,070
County of Martin Series 2021A, GO, 3.00%, 12/15/2023	40,000	39,995
County of St. Louis, Capital Improvement
Series 2015B, GO, 3.00%, 12/1/2023	75,000	75,000
Series 2016B, GO, 5.00%, 12/1/2023	35,000	35,000
Duluth Independent School District No. 709
COP, 4.00%, 2/1/2027	50,000	50,620
COP, 4.00%, 2/1/2028	2,750,000	2,781,440
Series 2019B, COP, 5.00%, 2/1/2028	395,000	424,179
Hopkins Independent School District No. 270 Series 2018B, GO, 5.00%, 2/1/2024	100,000	100,283
Housing & Redevelopment Authority of The City of St Paul Minnesota Series 2015A, Rev., 5.00%, 11/15/2025 (b)	20,000	20,549
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2022C, GO, 5.00%, 3/1/2024	100,000	100,445
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2014A, Rev., 5.00%, 1/1/2024	70,000	70,075
Series B, Rev., 5.00%, 1/1/2024	25,000	25,031
Minnesota Higher Education Facilities Authority, Cartleton College Series 2017, Rev., 5.00%, 3/1/2024	45,000	45,182
Minnesota Housing Finance Agency Series 2020D, Rev., 4.00%, 8/1/2024	125,000	125,474
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 4.57%, 12/8/2023 (d)	35,000,000	34,638,621
Northern Municipal Power Agency Series 2013A, Rev., 5.00%, 1/1/2024	50,000	50,053
Rochester Independent School District No. 535 Series 2014A, COP, 3.00%, 2/1/2024	25,000	24,980
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	35,758
Sartell-St Stephen Independent School District No. 748 Series 2016A, GO, 5.00%, 2/1/2024	30,000	30,080
Sauk Rapids-Rice Independent School District No. 47 Series 2015 A, GO, 5.00%, 2/1/2025	175,000	175,425
Southern Minnesota Municipal Power Agency Series 1994A, Rev., NATL - RE, Zero Coupon, 1/1/2024	70,000	69,801
St Paul Port Authority, State of Minnesota Freeman Office Building Series 2013-3, Rev., 5.00%, 12/1/2024	125,000	125,179
St. Cloud Independent School District No. 742 Series 2021A, COP, 3.00%, 2/1/2025	125,000	124,453
St. Louis Park Independent School District No. 283 Series 2019 A, GO, 5.00%, 2/1/2024	50,000	50,141
St. Paul Independent School District No. 625 Series 2020C, COP, 5.00%, 2/1/2024	35,000	35,099
St. Paul Port Authority Series 2013-2, Rev., 5.00%, 12/1/2023	200,000	200,000
St. Paul Port Authority, State of Minnesota Freeman Office Building Series 2013-2, Rev., 5.00%, 12/1/2024	20,000	20,029
State of Minnesota Series 2014B, GO, 4.00%, 8/1/2025	75,000	75,505
Stillwater Independent School District No. 834 Series 2015 A, GO, 5.00%, 2/1/2024	30,000	30,080
Total Minnesota		40,337,767
Mississippi — 0.2%
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	25,135
Madison County School District GO, 5.00%, 3/1/2024	25,000	25,104
Mississippi Business Finance Corp., Waste Management, Inc. Project Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,131,755
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	36,581

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,273,782
Mississippi Development Bank, Madison County, Mississippi Highway Refunding Project Series 2013C, Rev., 5.00%, 1/1/2024	20,000	20,024
Mississippi Development Bank, Rankin County School District Project
Rev., 5.00%, 6/1/2024	30,000	30,229
Rev., 5.00%, 6/1/2025	35,000	35,834
Rankin County School District, Limited Tax GO, 5.00%, 8/1/2025	25,000	25,771
State of Mississippi
Series 2013B, GO, 5.00%, 12/1/2023 (b)	200,000	200,000
Series 2020B, GO, 5.00%, 9/1/2024	150,000	152,068
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	72,671
State of Mississippi, Tax-Exempt
Series 2012H, GO, 4.00%, 12/1/2023	25,000	25,000
Series 2017A, GO, 5.00%, 10/1/2024	25,000	25,375
University of Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 5.00%, 10/1/2024	195,000	198,002
Total Mississippi		4,277,331
Missouri — 1.7%
Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	25,223
City of Chesterfield COP, 5.00%, 12/1/2023	75,000	75,000
City of Kansas City
Series 2019A, Rev., 5.00%, 12/1/2023	35,000	35,000
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	64,100
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	30,000	30,660
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2025	160,000	164,882
City of Kansas City, Special Obligation Series E, Rev., Zero Coupon, 2/1/2024	275,000	273,282
City of St Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	81,352
County of Clay Series 2018A, COP, 4.00%, 5/1/2024 (b)	30,000	30,105
County of Dunklin Rev., 3.00%, 12/1/2026	400,000	398,231
County of Greene Series 2022A, COP, 5.00%, 3/1/2024	25,000	25,100
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	35,000	35,000
Fort Zumwalt School District Series 2022, GO, 5.00%, 3/1/2024	100,000	100,411
Health & Educational Facilities Authority of the State of Missouri
Series 2021 C, Rev., 5.00%, 5/1/2028 (c)	18,060,000	19,333,360
Rev., 5.00%, 11/15/2028	200,000	207,260
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,510,000	5,579,989
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group
Series 2016, Rev., 5.00%, 5/15/2024	680,000	685,050
Rev., 5.00%, 5/15/2025	60,000	61,296
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	25,000	26,594
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024 (b)	115,000	115,966
Jasper County Reorganized School District No. R-IX Carthage, Missouri Direct Deposit Program Series 2013, GO, 4.00%, 3/1/2024	2,625,000	2,629,926
Joplin Schools, Missouri Direct Deposit Program GO, 4.00%, 3/1/2025	100,000	100,031
Missouri Joint Municipal Electric Utility Commission

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Series 2014A, Rev., 5.00%, 1/1/2024	5,875,000	5,881,261
Series 2015A, Rev., 5.00%, 12/1/2024	20,000	20,324
Series 2015A, Rev., 5.00%, 6/1/2028	100,000	102,279
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2013A, Rev., 5.00%, 7/1/2024	160,000	160,224
St. Charles County Public Water Supply District No. 2
COP, 3.00%, 12/1/2023	45,000	45,000
Series 2016B, COP, 5.00%, 12/1/2023	50,000	50,000
St. Louis County Library District COP, 4.00%, 4/1/2027	2,010,000	2,010,659
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 3.41%, 12/13/2023 (c) (e)	3,830,000	3,830,000
Total Missouri		42,177,565
Nebraska — 1.3%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 12/28/2023 (c)	11,650,000	11,680,570
City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	39,996
City of Omaha
Series 2018 A, GO, 5.00%, 1/15/2024	55,000	55,115
Series 2021, GO, 5.00%, 4/15/2024	50,000	50,343
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	35,000	35,462
County of Douglas, Creighton University Projects Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 3.51%, 12/14/2023 (d)	15,935,000	15,660,714
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,144,787
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2024	195,000	195,244
Series B, Rev., 5.00%, 1/1/2024	60,000	60,075
Series 2012B, Rev., 5.00%, 1/1/2025	10,000	10,013
Series A-1, Rev., 5.00%, 1/1/2025	35,000	35,674
Series 2016A, Rev., 5.00%, 1/1/2026	135,000	140,165
Series B, Rev., 5.00%, 1/1/2026	20,000	20,765
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	36,350
Series 2023 A, Rev., 5.00%, 7/1/2028	100,000	108,559
Papillion-La Vista School District No. 27 Series 2020B, GO, 4.00%, 12/1/2023	35,000	35,000
Public Power Generation Agency Series 2015A, Rev., 5.00%, 1/1/2025	165,000	167,653
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2026	845,000	859,168
Southern Public Power District Series 2015, Rev., 5.00%, 12/15/2024 (b)	1,615,000	1,645,656
State of Nebraska Series 2023A, COP, 5.00%, 4/1/2024	175,000	175,983
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	59,998
Total Nebraska		33,217,290
Nevada — 0.1%
Clark County School District
Series 2015D, GO, 5.00%, 6/15/2024	115,000	116,019
Series 2016B, GO, 5.00%, 6/15/2024	165,000	166,462
Series 2016E, GO, 5.00%, 6/15/2024	105,000	105,930
Series 2018A, GO, 5.00%, 6/15/2024	120,000	121,063
Series 2015C, GO, 5.00%, 6/15/2025	385,000	395,423
Series 2016B, GO, 5.00%, 6/15/2026	150,000	157,132
Series 2021C, GO, 5.00%, 6/15/2026	55,000	57,615

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Clark County School District, Limited Tax
Series 2017A, GO, 5.00%, 6/15/2026	65,000	68,090
Series 2015C, GO, 5.00%, 6/15/2028	260,000	269,491
Series 2017C, GO, 5.00%, 6/15/2028	150,000	161,280
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	99,677
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2024	20,000	20,201
County of Clark Passenger Facility Charge, Las Vegas Mccarran International Series 2019E, Rev., 5.00%, 7/1/2026	45,000	47,355
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien
Series 2019D, Rev., 5.00%, 7/1/2024	735,000	742,390
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	41,167
County of Clark, Indexed Fuel And Subordinate Motor Vehicle Tax Series 2014, Rev., 5.00%, 7/1/2028	20,000	20,183
County of Clark, Limited Tax Series 2016B, GO, 5.00%, 11/1/2024	45,000	45,761
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,465
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2023	20,000	20,000
Series 2018B, GO, 5.00%, 12/1/2025	35,000	36,360
County of Washoe Series 2018, Rev., 5.00%, 2/1/2024	280,000	280,769
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2023	90,000	90,000
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015B, GO, 5.00%, 11/1/2024	25,000	25,436
Series 2015B, GO, 5.00%, 11/1/2025	20,000	20,551
State of Nevada, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	55,000	55,037
Total Nevada		3,188,857
New Hampshire — 0.0% ^
New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University Series 2017, Rev., 5.00%, 1/1/2024 (b)	50,000	50,061
Windham School District Series 2014A, GO, 5.00%, 7/15/2024	60,000	60,619
Total New Hampshire		110,680
New Jersey — 10.0%
Bergen County Improvement Authority (The)
Series 2014B, Rev., GTD, 5.00%, 2/15/2024 (b)	30,000	30,106
Series 2023, Rev., GTD, 4.50%, 5/31/2024	3,983,229	4,007,524
Borough of Avalon, General Improvement Notes Water and Sewer Utility GO, BAN, 5.00%, 2/8/2024	20,000	20,046
Borough of Bellmawr County of Camden, New Jersey Bond, General Improvement Water Utility Note GO, BAN, 4.50%, 8/6/2024	6,693,506	6,732,691
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	18,334,000	18,445,722
Borough of Chatham GO, BAN, 4.50%, 5/17/2024	4,571,630	4,592,093
Borough of Emerson GO, BAN, 4.50%, 7/26/2024	3,701,000	3,710,181
Borough of Englewood Cliffs GO, BAN, 4.50%, 8/8/2024	1,885,830	1,894,133
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	2,380,625	2,389,098
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	1,272,625	1,279,718
Borough of Kenilworth GO, BAN, 4.50%, 3/1/2024	7,632,000	7,643,309
Borough of Montvale GO, BAN, 4.50%, 4/11/2024	5,080,000	5,091,672
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	3,568,000	3,589,395
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,885,000	2,901,162
Borough of Northvale GO, BAN, 5.00%, 9/13/2024	4,498,109	4,527,371
Borough of Ogdensburg GO, BAN, 4.50%, 7/26/2024	1,475,000	1,478,177

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Borough of Palisades Park GO, BAN, 4.50%, 3/15/2024	5,363,000	5,368,297
Borough of Sussex GO, BAN, 4.50%, 7/19/2024	3,034,000	3,043,519
Borough of Union Beach GO, BAN, 4.50%, 4/23/2024	3,901,509	3,906,844
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	35,289
Brick Township Municipal Utilities Authority (The) Series 2016 A, Rev., GTD, 5.00%, 12/1/2023	150,000	150,000
Burlington County Bridge Commission, Governmental Loan Program Series 2013A, Rev., GTD, 5.00%, 12/1/2023	80,000	80,000
Camden County Improvement Authority (The)
Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	25,025
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	25,358
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2025	30,000	31,237
Camden County Improvement Authority (The), Rowan University School Osteopathic Series 2013A, Rev., 5.00%, 12/1/2023	240,000	240,000
City of Jersey City Series 2014, GO, 5.00%, 12/1/2023	50,000	50,000
City of Linwood GO, BAN, 4.50%, 7/26/2024	1,862,600	1,867,697
City of Long Branch
GO, BAN, 5.50%, 1/30/2024	40,000	40,142
Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,965
City of Ocean City, General Improvement GO, 4.00%, 9/15/2025	40,000	40,606
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	7,225,000	7,253,653
County of Atlantic GO, 0.50%, 6/1/2024	1,805,000	1,769,089
County of Gloucester Series 2021, GO, 5.00%, 3/1/2024	20,000	20,082
County of Hudson
GO, 5.00%, 12/1/2023	25,000	25,000
Series B, GO, 4.00%, 7/1/2025	40,000	40,526
County of Ocean Series 2015, GO, 5.00%, 12/1/2023	25,000	25,000
Gloucester County Improvement Authority (The) Series 2013A, Rev., GTD, 5.00%, 9/1/2024	15,000	15,020
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	35,067
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	24,985
Hudson County Improvement Authority, Courthouse Project Rev., 4.00%, 10/1/2025	40,000	40,661
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	34,300,000	34,349,454
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	23,500,000	23,535,887
Middletown Township Board of Education GO, 2.25%, 8/1/2024	720,000	713,366
Monmouth County Improvement Authority (The) Rev., GTD, 4.00%, 3/15/2024	120,000	120,234
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2024	75,000	75,657
New Jersey Economic Development Authority
Series 2015A, Rev., 5.00%, 6/15/2024	350,000	352,876
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	41,635
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,730,000	2,803,715
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,363
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,600,000	1,666,476
New Jersey Economic Development Authority, School Facilities Construction
Series 2012-II, Rev., 3.00%, 3/1/2024	350,000	349,590
Series 2018FFF, Rev., 5.00%, 6/15/2024	50,000	50,411
Series XX, Rev., 5.00%, 6/15/2024	800,000	806,575
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000,000	7,093,602
Series 2014PP, Rev., AGM - CR, 5.00%, 6/15/2025	3,500,000	3,533,892
Series 2005N-1, Rev., AGM, 5.50%, 9/1/2025	195,000	202,627
New Jersey Educational Facilities Authority Series 2014, Rev., 5.00%, 6/15/2024	70,000	70,613

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Educational Facilities Authority, College of New Jersey Series 2015G, Rev., 5.00%, 7/1/2025 (b)	35,000	36,026
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	75,000	75,924
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	240,942
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series 2017, Rev., 5.00%, 10/1/2024	1,000,000	1,013,759
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	1,260,000	1,271,303
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	57,696
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Rev., 5.00%, 7/1/2026	50,000	52,110
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group Series 2013, Rev., 5.00%, 7/1/2027	45,000	45,042
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc.
Rev., 5.00%, 1/1/2024 (b)	30,000	30,036
Rev., 5.00%, 7/1/2024	440,000	440,477
Rev., 5.00%, 7/1/2025	220,000	220,294
Rev., 5.00%, 7/1/2026	1,125,000	1,126,022
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 2019A, Rev., 5.00%, 12/1/2024	40,000	40,649
New Jersey Housing and Mortgage Finance Agency, NBA-New Brunswick LLC Series 2022C-2, Rev., 3.13%, 8/1/2024 (c)	5,100,000	5,052,557
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2015A-R1, Rev., GTD, 5.00%, 9/1/2024	35,000	35,495
New Jersey Sports and Exposition Authority Series 2018A, Rev., 5.00%, 9/1/2024	210,000	212,308
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	336,053
New Jersey Transportation Trust Fund Authority, Transport System
Series 2021 A, Rev., 5.00%, 6/15/2026	100,000	104,680
Series 2019 A, Rev., 5.00%, 12/15/2026	150,000	158,580
Series 2018 A, Rev., 5.00%, 12/15/2027	20,000	21,525
Series 2019 A, Rev., 5.00%, 12/15/2027	30,000	32,288
Series 2021 A, Rev., 5.00%, 6/15/2028	25,000	27,127
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	650,000	655,889
Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,051,483
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	139,847
Series 2010D, Rev., 5.00%, 12/15/2023	2,065,000	2,065,912
Series 2005B, Rev., AMBAC, 5.25%, 12/15/2023	240,000	240,124
Series 2006A, Rev., 5.25%, 12/15/2023	335,000	335,173
Series 2010D, Rev., 5.25%, 12/15/2023	2,120,000	2,121,096
Series 2006A, Rev., 5.50%, 12/15/2023	155,000	155,092
Series 2013A, Rev., 5.00%, 6/15/2024	150,000	151,313
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024	2,515,000	2,425,011
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	2,310,000	2,326,863
Series 2014A, Rev., 5.00%, 1/1/2028	125,000	125,853
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	75,228
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	3,713,000	3,724,587
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	50,458

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2024	25,000	25,172
South Brunswick Township Board of Education GO, 5.00%, 8/1/2024	45,000	45,124
South Orange & Maplewood School District Series 2015, GO, 5.00%, 1/15/2024	75,000	75,148
State of New Jersey, COVID-19 Emergency Bonds Series 2020 A, GO, 5.00%, 6/1/2028	270,000	294,458
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2024	20,000	20,182
GO, 5.00%, 6/1/2025 (b)	65,000	66,797
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	1,000,000	1,005,833
Series 2018A, Rev., 5.00%, 6/1/2026	265,000	272,299
Town of Westfield GO, BAN, 4.75%, 11/8/2024 (f)	2,445,000	2,462,308
Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	40,110
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	40,764
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	3,232,000	3,243,662
Township of Hamilton
GO, BAN, 5.00%, 2/13/2024	90,000	90,244
Series 2013, GO, 4.00%, 8/1/2024	50,000	50,026
Township of Harrison GO, 4.00%, 8/1/2025	50,000	50,660
Township of Hillsborough Series 2023A, GO, BAN, 5.00%, 2/15/2024	4,803,000	4,813,549
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,710,000	2,723,058
Township of Little Falls, General Improvement GO, 4.00%, 8/15/2025	30,000	30,383
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024	6,155,000	6,187,382
Township of Millburn GO, BAN, 5.00%, 1/26/2024	4,030,000	4,039,100
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	2,568,000	2,582,282
Township of Parsippany-Troy Hills GO, BAN, 5.00%, 10/31/2024	8,250,000	8,356,689
Township of Pennsauken GO, BAN, 4.50%, 7/12/2024	2,089,900	2,097,377
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	25,503
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	3,024,000	3,035,102
Township of South Brunswick Series 2020, GO, 4.00%, 10/1/2024	200,000	200,733
Township of Stafford Series 2017, GO, 5.00%, 5/1/2024	30,000	30,206
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,595,000	2,605,082
Township of Toms River, General Improvement, Golf Utility Improvement GO, 3.00%, 12/15/2023	45,000	44,993
Township of Washington GO, 4.00%, 3/1/2025	30,000	30,265
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	100,037
Township of West Orange Series 203A, GO, 5.00%, 11/7/2024	15,000,000	15,219,174
Total New Jersey		255,486,957
New Mexico — 0.0% ^
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2024	55,000	55,562
Albuquerque Municipal School District No. 12, School Building Series 2018, GO, 5.00%, 8/1/2024	100,000	101,102
City of Santa Fe, Wastewater Utility System Series 2019, Rev., 5.00%, 6/1/2024	125,000	126,167
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016C, Rev., 5.00%, 6/1/2024	25,000	25,236
New Mexico Finance Authority, State Transport Series B-2, Rev., 5.00%, 6/15/2024	20,000	20,196
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	50,086
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	30,147
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2019B, Rev., 5.00%, 8/1/2025 (c)	100,000	102,368
Santa Fe Public School District Series 2022A, GO, 5.00%, 8/1/2025	75,000	77,191

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
State of New Mexico Series B, GO, 5.00%, 3/1/2024	100,000	100,448
State of New Mexico Severance Tax Permanent Fund
Series B, Rev., 4.00%, 7/1/2024	75,000	75,395
Series 2018A, Rev., 5.00%, 7/1/2024	20,000	20,218
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2025	55,000	56,338
University of New Mexico (The), Subordinate Lien System Series 2014C, Rev., 5.00%, 6/1/2024	25,000	25,217
Total New Mexico		865,671
New York — 17.5%
Bay Shore Union Free School District Series 2013, GO, 5.00%, 1/15/2024	40,000	40,053
Canton Central School District GO, BAN, 4.50%, 7/5/2024	14,850,000	14,912,683
Chenango Forks Central School District GO, BAN, 4.50%, 6/28/2024	14,065,000	14,111,687
City of New York
Series 2004A-6, GO, 5.00%, 8/1/2024	50,000	50,151
Series G, GO, 5.00%, 8/1/2024	35,000	35,105
Series 2014 I-1, GO, 5.00%, 3/1/2025	45,000	45,215
Series 2014J, GO, 5.00%, 8/1/2025	60,000	60,812
Series 2014I-1, GO, 5.00%, 3/1/2026	50,000	50,175
Series G, GO, 5.00%, 8/1/2026	225,000	225,510
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	75,339
City of New York, Fiscal Year 2015 Series 2015A, GO, 5.00%, 8/1/2026	30,000	30,297
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2024	90,000	91,139
City of New York, Fiscal Year 2017 Series C, GO, 5.00%, 8/1/2025	40,000	41,346
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,404
City of New York, Tax-Exempt Series 2015C, GO, 5.00%, 8/1/2025	30,000	30,710
City of Rochester Series 2023I, GO, BAN, 4.50%, 2/28/2024	30,350,000	30,428,285
City of Troy GO, BAN, 4.50%, 7/26/2024	5,971,812	5,994,350
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	14,200,000	14,259,394
County of Livingston, Public Improvement GO, 4.00%, 2/1/2024	35,000	35,046
County of Nassau, General Improvement Series 2016A, GO, 5.00%, 1/1/2025	50,000	51,059
County of Oneida GO, BAN, 5.00%, 3/1/2024	500,000	502,064
County of Washington Series 2023, GO, BAN, 4.50%, 3/22/2024	2,496,000	2,500,375
Deposit Central School District GO, BAN, 4.75%, 6/28/2024	2,497,050	2,507,715
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	21,379,277	21,471,447
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 2/22/2024	270,000	270,995
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2015A, Rev., 5.00%, 5/1/2024	30,000	30,227
Evans-Brant Central School District GO, BAN, 4.50%, 6/20/2024	23,608,239	23,697,820
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	3,750,000	3,767,544
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	3,545,000	3,557,282
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	2,000,000	2,006,554
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	14,683,569	14,752,339
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	10,400,000	10,475,719
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2025	20,000	20,504
Iroquois Central School District GO, 5.00%, 6/15/2025	25,000	25,647
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	2,330,000	2,343,310
GO, BAN, 4.50%, 6/28/2024	4,375,000	4,388,098

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Lakeland Central School District GO, BAN, 4.50%, 8/16/2024	3,416,000	3,433,047
Le Roy Central School District GO, BAN, 4.75%, 6/28/2024	6,290,000	6,322,865
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	8,820,000	8,863,951
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	118,654
Rev., 1.00%, 9/1/2025	315,000	297,365
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,825,000	2,833,903
Malone Central School District GO, BAN, 4.50%, 6/27/2024	10,335,250	10,368,356
Massena Central School District GO, BAN, 4.50%, 6/28/2024	14,070,000	14,128,043
Metropolitan Transportation Authority
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 2.15%, 12/1/2023 (c)	15,950,000	15,950,000
Series 2016D, Rev., 4.00%, 11/15/2024	125,000	125,742
Series 2014C, Rev., 5.00%, 11/15/2024	160,000	162,429
Series 2014D-1, Rev., 5.00%, 11/15/2024 (b)	30,000	30,535
Series 2016B, Rev., 5.00%, 11/15/2024	100,000	101,518
Series 2017B, Rev., 5.00%, 11/15/2024	275,000	279,165
Series D-1, Rev., 5.00%, 11/15/2024	30,000	30,455
Series A-1, Rev., 5.00%, 11/15/2025	20,000	20,334
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2013B-1, Rev., 5.00%, 11/15/2024	175,000	175,101
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Series 2015, Rev., 5.00%, 5/1/2024	50,000	50,378
Monroe County Industrial Development Corp., The Rochester General Hospital Project Series 2013B, Rev., 4.00%, 12/1/2023	500,000	500,000
Mount Vernon City School District Series 2018, GO, 5.00%, 12/1/2023	45,000	45,000
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 3.01%, 12/13/2023 (c)	25,000,000	25,000,000
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,332,669
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.10%, 12/1/2023 (c)	20,000,000	20,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust, 1.90%, 12/1/2023 (c)	25,000,000	25,000,000
New York City Transitional Finance Authority Future Tax Secured Series B-1, Rev., 5.00%, 8/1/2024	25,000	25,302
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2014 Series 2014 C, Rev., 5.00%, 11/1/2025	45,000	45,326
New York City Transitional Finance Authority, Future Tax Secured Series 2014D-1, Rev., 5.00%, 2/1/2026	170,000	170,407
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014B-1, Rev., 5.00%, 11/1/2024	25,000	25,193
Series 2014B-1, Rev., 5.00%, 11/1/2026	60,000	60,383
Series 2014C, Rev., 5.00%, 11/1/2026	20,000	20,128
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 5.00%, 5/1/2024	120,000	120,888
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018
Series 2018B-1, Rev., 5.00%, 8/1/2024 (b)	30,000	30,358
Series 2018B-1, Rev., 5.00%, 8/1/2024	10,000	10,121
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021C, Subseries C-1, Rev., 5.00%, 5/1/2024	25,000	25,185
Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	41,557

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B,Subseries B-1, Rev., 5.00%, 8/1/2024	530,000	536,395
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Series 2016, Subseries E-1, Rev., 5.00%, 2/1/2025	125,000	127,765
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019DD-2, Rev., 5.00%, 12/15/2023	55,000	55,028
New York State Dormitory Authority Series F, Rev., 5.00%, 10/1/2024	25,000	25,381
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	40,000	40,345
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025	240,000	245,031
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	240,000	240,249
New York State Dormitory Authority, Personal Income Tax Series 2019A, Rev., 5.00%, 3/15/2024 (b)	45,000	45,242
New York State Dormitory Authority, Pratt institute Series 2015A, Rev., 5.00%, 7/1/2024 (b)	175,000	176,669
New York State Dormitory Authority, Sales Tax Series 2017 A, Rev., 5.00%, 3/15/2024 (b)	165,000	165,840
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 5.00%, 10/1/2024	65,000	65,942
Series 2018A, Rev., 5.00%, 10/1/2024	50,000	50,725
Series C, Rev., 5.00%, 10/1/2024	15,000	15,019
Series H, Rev., 5.00%, 10/1/2025	10,000	10,014
New York State Dormitory Authority, State Peronal Income Tax
Series 2014E, Rev., 5.00%, 2/15/2024 (b)	100,000	100,375
Series 2017 A, Rev., 5.00%, 2/15/2024 (b)	125,000	125,469
Series 2014C, Rev., 5.00%, 3/15/2024 (b)	40,000	40,215
Series SER 1, Rev., 5.00%, 3/15/2024 (b)	55,000	55,296
New York State Dormitory Authority, State Personal Income Tax Series 2015B, Rev., 5.00%, 2/15/2024 (b)	20,000	20,075
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	35,063
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	195,000	195,673
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	40,146
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2024 (b)	50,000	50,255
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	25,000	25,633
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2012E, Rev., 5.00%, 5/15/2024	15,000	15,022
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen, 3.02%, 12/13/2023 (c)	22,000,000	22,000,000
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2024	175,000	175,233
Series K, Rev., 5.00%, 1/1/2024	50,000	50,066
Series L, Rev., 5.00%, 1/1/2024	85,000	85,113
Series J, Rev., 5.00%, 1/1/2026	885,000	885,920
Series K, Rev., 5.00%, 1/1/2028	35,000	35,676
New York State Urban Development Corp. Series 2013C, Rev., 5.00%, 12/26/2023	210,000	210,250
New York State Urban Development Corp. Personal Income Tax Series 2014A, Rev., 5.00%, 3/15/2024 (b)	75,000	75,414
New York State Urban Development Corp., Personal Income Tax Series 2016A, Rev., 5.00%, 3/15/2025 (b)	30,000	30,794
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 3/15/2024 (b)	50,000	50,260
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt Series 2020C, Rev., 5.00%, 12/1/2023	340,000	340,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	11,160,000	11,190,018
Onondaga County Industrial Development Agency, Series 2022, Rev., VRDO, 4.00%, 12/1/2023 (c)	1,415,000	1,415,000
Oriskany Central School District GO, BAN, 4.50%, 7/5/2024	4,870,000	4,885,061
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	7,500,000	7,528,118
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	5,765,000	5,789,755
Port Authority of New York & New Jersey Series 179, Rev., 5.00%, 12/14/2023	325,000	325,152
Port Authority of New York and New Jersey, Consolidated
Series 179, Rev., 5.00%, 12/14/2023	175,000	175,082
Series 189, Rev., 5.00%, 5/1/2025	45,000	46,186
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,143
Series 175, Rev., 4.00%, 12/1/2026	105,000	105,093
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	45,000	45,745
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,855,000	2,864,135
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	11,220,000	11,275,032
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	10,100,000	10,141,083
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	8,752,842	8,778,900
Three Village Central School District Brookhaven & Smithtown GO, 5.00%, 5/15/2025	30,000	30,802
Town of Brookhaven Series 2016, GO, 4.00%, 3/15/2028	60,000	60,225
Town of Lancaster GO, BAN, 4.50%, 7/19/2024	6,469,500	6,495,120
Town of Monroe GO, BAN, 4.50%, 8/2/2024	2,700,000	2,718,584
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	3,658,000	3,679,341
Town of Oyster Bay Series 2023, GO, 5.00%, 3/8/2024	20,000	20,078
Town of Riverhead GO, BAN, 4.50%, 8/15/2024	2,850,000	2,864,949
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024	2,940,000	2,954,531
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	4,200,000	4,214,946
Triborough Bridge & Tunnel Authority
Series 2022A, Rev., BAN, 5.00%, 8/15/2024	55,000	55,673
Series 2022B, Rev., BAN, 5.00%, 12/16/2024	90,000	91,663
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,519,528	1,525,154
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 12/15/2023	785,000	785,405
Series 2017, Rev., 5.00%, 12/15/2023	75,000	75,039
Utility Debt Securitization Authority, Restructuring Bond Series 2016 B, Rev., 5.00%, 12/15/2023	50,000	50,026
Village of Lancaster Series 2023, GO, BAN, 4.50%, 5/24/2024	1,400,000	1,405,858
Village of Port Chester, Improvement Public Series 2023, GO, 5.00%, 12/15/2023	65,000	65,038
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,550,000	1,558,854
Warwick Valley Central School District GO, BAN, 4.75%, 6/28/2024	5,017,154	5,044,816
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,900,000	2,909,243
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (e)	1,885,000	1,801,122
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	2,245,000	2,257,761
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	6,464,000	6,487,137
Yorktown Central School District Series 2019, GO, 5.00%, 3/1/2024	120,000	120,508
Total New York		447,038,727
North Carolina — 0.4%
Charlotte-Mecklenburg Hospital Authority (The) Series 2016A, Rev., 5.00%, 1/15/2024	250,000	250,429
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (c)	1,430,000	1,450,611

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte, Airport Special Facilities Series A, Rev., 5.00%, 7/1/2024	35,000	35,382
City of Charlotte, Convention Facility Project Series 2019A, COP, 5.00%, 6/1/2024	60,000	60,537
City of Charlotte, Equipment Acquisition and Public Facilities Series 2016A, COP, 5.00%, 12/1/2023	30,000	30,000
City of Durham Series 2018, Rev., 5.00%, 4/1/2024	45,000	45,286
City of Fayetteville Public Works Commission Series 2016, Rev., 5.00%, 3/1/2024	60,000	60,255
City of High Point Series 2016, GO, 5.00%, 3/1/2024	50,000	50,218
City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2024	190,000	190,537
City of Sanford Utility Systems Series 2019, Rev., 5.00%, 6/1/2024	70,000	70,585
County of Catawba Series 2018, Rev., 5.00%, 12/1/2023	70,000	70,000
County of Forsyth GO, 5.00%, 12/1/2023	50,000	50,000
County of Iredell Series 2021, GO, 5.00%, 12/1/2023	100,000	100,000
County of Lee Series 2017, GO, 5.00%, 4/1/2024	35,000	35,215
County of Mecklenburg Series 2011-C, GO, 5.25%, 12/1/2023	210,000	210,000
County of New Hanover Series 2017, Rev., 5.00%, 10/1/2025 (b)	25,000	25,795
County of Onslow Series 2013, GO, 5.00%, 12/1/2023	30,000	30,000
County of Wake Series 2016 A, Rev., 5.00%, 12/1/2024	20,000	20,379
County of Wake, Hospital System Rev., NATL - RE, 5.13%, 10/1/2026 (b)	75,000	77,164
County of Wake, Public Improvement Series 2019 A, GO, 5.00%, 3/1/2024	50,000	50,225
Mecklenburg County Public Facilities Corp. Series 2017, Rev., 5.00%, 2/1/2024	60,000	60,175
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	20,733
North Carolina Housing Finance Agency, Homeownership Series 44, Rev., 1.50%, 7/1/2024	230,000	225,156
North Carolina Medical Care Commission Series 2019A, Rev., 5.00%, 12/1/2023	500,000	500,000
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	325,000	335,875
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	160,197
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2023	240,000	240,000
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	20,000	20,712
Series 2016 A, Rev., 5.00%, 1/1/2028	110,000	114,901
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2024	155,000	155,183
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2024	1,150,000	1,151,134
Series NTS2020, Rev., BAN, 5.00%, 2/1/2024 (b)	1,310,000	1,313,305
Raleigh Durham Airport Authority
Series 2020A, Rev., AMT, 5.00%, 5/1/2025	940,000	956,567
Series 2020B, Rev., 5.00%, 5/1/2025	20,000	20,558
State of North Carolina
Rev., 5.00%, 3/1/2024	65,000	65,283
Series 2022A, Rev., 5.00%, 5/1/2025	435,000	447,131
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,693
Town of Cary Series 2014, GO, 5.00%, 3/1/2024	75,000	75,332
Town of Chapel Hill Series 2021 A, Rev., 5.00%, 12/1/2023	40,000	40,000
University of North Carolina at Greensboro Series 2014, Rev., 4.00%, 4/1/2039	200,000	200,256
Total North Carolina		9,024,809
North Dakota — 0.0% ^
City of Grand Forks, Altru Health System Rev., 5.00%, 12/1/2024	120,000	120,549
Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	25,411
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	113,287

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Dakota — continued
University of North Dakota COP, AGM, 5.00%, 6/1/2024	580,000	584,704
West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	40,204
Total North Dakota		884,155
Ohio — 6.2%
Akron Bath Copley Joint Township Hospital District Series 2022A, Rev., 5.00%, 11/15/2024	75,000	76,102
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	355,000	373,208
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	503,159
American Municipal Power, Inc.
Series 2017A, Rev., 5.00%, 2/15/2024	1,120,000	1,124,074
Series 2020A, Rev., 5.00%, 2/15/2024	945,000	948,437
Series 2017A, Rev., 5.00%, 2/15/2028	20,000	21,499
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,970,000	1,976,852
American Municipal Power, Inc., Prairie State Energy Campus Project
Series 2019B, Rev., 5.00%, 2/15/2024	1,675,000	1,681,092
Series 2015A, Rev., 5.00%, 2/15/2026	5,325,000	5,338,949
Series 2015A, Rev., 5.00%, 2/15/2027	2,900,000	2,907,597
Big Walnut Local School District, Unlimited Tax Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	688,521
Central Ohio Solid Waste Authority Series 2016, GO, 5.00%, 12/1/2024	1,000,000	1,017,498
Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	45,000
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	3,260,000	3,318,554
City of Akron Income Tax, Various Purpose Series 2014, Rev., 5.00%, 12/1/2023	1,155,000	1,155,000
City of Akron, Income Tax Rev., 5.00%, 12/1/2023	20,000	20,000
City of Akron, Various Purpose GO, 4.00%, 12/1/2023	200,000	200,000
City of Athens, Swimming Pool Facilities GO, 3.00%, 12/1/2023	25,000	25,000
City of Blue Ash GO, BAN, 4.25%, 3/28/2024	5,400,000	5,404,549
City of Cincinnati Series 2019, GO, 5.00%, 12/1/2023	30,000	30,000
City of Cincinnati, Unlimited Tax
Series 2015A, GO, 5.00%, 12/1/2023 (b)	15,000	15,000
Series 2015A, GO, 5.00%, 12/1/2023	20,000	20,000
City of Columbus, Unlimited Tax General Obligation Series 2021 A, GO, 5.00%, 4/1/2024	30,000	30,185
City of Columbus,Variour Purpose Unlimited Tax Series 2014A, GO, 4.00%, 2/15/2028	145,000	145,164
City of Delaware GO, BAN, 4.38%, 1/18/2024	2,675,000	2,676,487
City of Dublin Series 2018 B, GO, 5.00%, 12/1/2024	75,000	75,105
City of Gahanna, Ohio Capital Facilities GO, BAN, 5.13%, 10/24/2024	3,750,000	3,771,721
City of Sandusky, Various Purpose Limited Tax GO, BAN, 4.50%, 9/6/2024	12,270,000	12,328,302
City of Springfield GO, BAN, 4.25%, 4/3/2024	4,480,000	4,483,598
City of Strongsville Series 2023, GO, BAN, 4.50%, 6/7/2024	2,740,000	2,753,941
City of Westerville, Special Obligation Rev., 5.00%, 12/1/2023	25,000	25,000
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Series 2020, Rev., 4.00%, 12/1/2024	20,000	20,154
County of Allen
Series 2020A, Rev., 5.00%, 12/1/2023	1,295,000	1,295,000
Series 2017A, Rev., 5.00%, 8/1/2025	115,000	118,078
Series 2017 A, Rev., 5.00%, 8/1/2027	25,000	26,596
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	765,000	772,580
County of Cuyahoga Series 2020D, Rev., 4.00%, 12/1/2023	800,000	800,000
County of Cuyahoga, Ohio Economic Development Series 2020D, Rev., 4.00%, 12/1/2024	1,850,000	1,864,816

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Franklin Series 2016C, Rev., 5.00%, 11/1/2024	45,000	45,684
County of Greene, Sewer System Series 2007A, Rev., AMBAC, 5.00%, 12/1/2023	50,000	50,000
County of Hamilton
Series 2013A, Rev., 5.00%, 12/1/2023 (b)	325,000	325,000
Series 2014A, Rev., 5.00%, 12/1/2023	250,000	250,000
Series 2014S, Rev., 5.00%, 5/15/2025	20,000	20,135
Series 2014S, Rev., 5.00%, 5/15/2026	1,040,000	1,046,698
Series 2016A, Rev., 5.00%, 12/1/2026	620,000	657,856
Series 2014A, Rev., 5.00%, 12/1/2027	370,000	376,075
Series 2014A, Rev., 5.00%, 12/1/2028	2,420,000	2,456,891
County of Hamilton, Hospital Facility Cincinnati Children Hospital Series 2014S, Rev., 5.00%, 5/15/2027	2,000,000	2,013,367
County of Hamilton, Parking Facilities, Limited Tax Series 2021A, GO, 5.00%, 12/1/2023	25,000	25,000
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2023	25,000	25,000
Series 2016A, Rev., 5.00%, 12/1/2024	35,000	35,602
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	170,000	177,324
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 3.00%, 12/1/2023	20,000	20,000
Cuyahoga Metropolitan Housing Authority Rev., FHA, 4.75%, 12/1/2025 (c)	4,590,000	4,653,021
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project Rev., FHA, 4.00%, 6/1/2025 (c)	7,200,000	7,205,216
Dayton Metro Library, Unlimited Tax GO, 4.00%, 12/1/2024	40,000	40,281
Dublin City School District, School Facilities Construction and Improvement Series 2019C, GO, 4.00%, 12/1/2024	20,000	20,180
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2023 (b)	50,000	50,000
Rev., 5.00%, 12/1/2024 (b)	75,000	76,224
Lakewood City School District Series 2017, GO, 5.00%, 12/1/2023	100,000	100,000
Licking County Career and Technology Education Centers GO, 3.13%, 12/1/2023	50,000	50,000
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (b)	970,000	953,443
Miami Valley Career Technology Center Series 2018, GO, 4.00%, 12/1/2023	200,000	200,000
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	405,235
Northwest Local School District, School Improvement, Unlimited Tax GO, 5.00%, 12/1/2023 (b)	45,000	45,000
Oak Hills Local School District, School Improvement GO, 5.00%, 12/1/2023	20,000	20,000
Ohio Higher Educational Facility Commission, Case Western University Project
Rev., 5.00%, 12/1/2023 (b)	45,000	45,000
Rev., 5.00%, 12/1/2023	100,000	100,000
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 3.21%, 12/14/2023 (d)	5,500,000	5,384,348
Ohio Housing Finance Agency, Marianna Terrace Apartments Series 2022A, Rev., 1.30%, 3/1/2024 (c)	1,000,000	992,922
Ohio Housing Finance Agency, RAD Post Oak LLC Series 2022, Rev., 3.35%, 7/1/2024 (c)	4,740,000	4,707,752
Ohio Housing Finance Agency, Riverview San Macro LLC Series 2023, Rev., 5.00%, 8/1/2025 (c)	3,916,000	3,982,766
Ohio State University (The), General Receipts
Series 2010D, Rev., 5.00%, 12/1/2023	40,000	40,000
Series 2020A, Rev., 5.00%, 12/1/2023	30,000	30,000
Ohio Water Development Authority Series 2016B, Rev., 5.00%, 6/1/2024	35,000	35,318
Ohio Water Development Authority Drinking Water Assistance Fund Series 2016, Rev., 5.00%, 12/1/2023	125,000	125,000
Orange City School District, Unlimited Tax GO, 5.00%, 12/1/2023	40,000	40,000
Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,000
Rocky River City School District Series 2014, GO, 4.00%, 12/1/2023 (b)	140,000	140,000
State of Ohio
Series 2016A, GO, 5.00%, 12/15/2023	35,000	35,020

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2015A, Rev., 5.00%, 2/1/2024	50,000	50,144
Series 2019A, Rev., 5.00%, 4/1/2024	20,000	20,120
Series 2018A, Rev., 5.00%, 6/1/2024	25,000	25,231
Series A, Rev., 5.00%, 6/1/2024	25,000	25,231
Series 1A, Rev., 5.00%, 12/15/2024	75,000	76,482
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	51,118
Series 2021A, Rev., 5.00%, 2/1/2025	25,000	25,559
Series 2017B, GO, 5.00%, 9/15/2025	450,000	466,453
Series 2017 A, GO, 5.00%, 3/15/2028	25,000	25,118
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	35,000	35,548
State of Ohio, Capital Facilities Lease Appropriation
Series 2017A, Rev., 5.00%, 12/1/2023	25,000	25,000
Series 2017A, Rev., 5.00%, 12/1/2024	55,000	56,043
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2015A, Rev., 5.00%, 2/1/2024	55,000	55,158
State of Ohio, Cleveland Clinic Health System
Series 2019F, Rev., VRDO, LIQ : U.S. Bank NA, 1.95%, 12/1/2023 (c)	10,000,000	10,000,000
Series 2019D-2, Rev., VRDO, 2.95%, 12/13/2023 (c)	20,890,000	20,890,000
State of Ohio, Higher Education Series 2014A, GO, 4.00%, 5/1/2024	80,000	80,303
State of Ohio, Infrastructure Improvement Series 2017B, GO, 5.00%, 9/1/2025	30,000	31,070
State of Ohio, Major New Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	25,014
Series 2018-1, Rev., 5.00%, 12/15/2023	200,000	200,110
Series 2019-1, Rev., 5.00%, 12/15/2023	25,000	25,014
Series 2018-1, Rev., 5.00%, 12/15/2024	65,000	66,284
State of Ohio, University Hospitals Health System, Inc.
Series 2021B, Rev., VRDO, 3.75%, 12/1/2023 (c)	15,500,000	15,500,000
Series 2014B, Rev., VRDO, 3.80%, 12/13/2023 (c)	14,000,000	14,000,000
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	299,475
Series 2016A, Rev., 5.00%, 1/15/2027	40,000	41,242
Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	20,000	20,000
University of Akron (The) Series 2015A, Rev., 5.00%, 1/1/2024 (b)	90,000	90,110
University of Cincinnati Series D, Rev., 5.00%, 6/1/2024	40,000	40,324
Westerville City School District, School Facilities Project COP, 5.00%, 12/1/2023	30,000	30,000
Wright State University Series 2021A, Rev., 4.00%, 5/1/2024	625,000	625,391
Total Ohio		158,009,718
Oklahoma — 0.8%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 4.00%, 9/1/2025	105,000	105,977
Canadian County Independent School District No. 69 Mustang Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,635,533
Grand River Dam Authority
Series 2016A, Rev., 4.00%, 6/1/2024	50,000	50,181
Series 2014A, Rev., 5.00%, 6/1/2025	100,000	100,783
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	312,257
Series 2014A, Rev., 5.00%, 6/1/2028	115,000	115,726
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2024	780,000	789,840
Rev., 5.00%, 10/1/2025	30,000	30,857

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Development Finance Authority, Health System, Integris Obligated Group
Series 2020C, Rev., VRDO, 3.80%, 12/13/2023 (c)	15,610,000	15,610,000
Series 2015A, Rev., 5.00%, 8/15/2024	30,000	30,198
Oklahoma Development Finance Authority, State System Higher Education Master Real Property Series 2014A, Rev., 5.00%, 6/1/2024	50,000	50,362
Oklahoma Turnpike Authority Series 2017 D, Rev., 5.00%, 1/1/2025	215,000	219,234
Oklahoma Turnpike Authority, Second Senior Series 2020A, Rev., 5.00%, 1/1/2025	145,000	147,855
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Rev., 5.00%, 9/1/2025	35,000	35,044
Total Oklahoma		21,233,847
Oregon — 0.1%
City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	140,071
City of Portland Water System, Second Lien Series 2013 A, Rev., 5.00%, 10/1/2025	250,000	250,235
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	260,000	262,134
Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	20,566
Oregon State Facilities Authority, Providence Health & Services Series 2013A, Rev., 5.00%, 10/1/2024	110,000	110,046
Oregon State Lottery Series C, Rev., 5.00%, 4/1/2024	30,000	30,179
State of Oregon Series N, GO, 5.00%, 12/1/2023	125,000	125,000
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2020A, Rev., 0.88%, 12/21/2023	325,000	324,636
Series A, Rev., 3.00%, 12/21/2023	200,000	199,974
Series 2020A, Rev., 0.90%, 7/1/2024	435,000	428,091
Tri-County Metropolitan Transportation District of Oregon Series 2017A, Rev., 5.00%, 10/1/2025	50,000	51,626
Total Oregon		1,942,558
Pennsylvania — 5.9%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	40,000	41,440
Allegheny County Hospital Development Authority
Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2024	50,000	50,716
Series 2019A, Rev., 5.00%, 7/15/2024	835,000	842,753
Allegheny County Sanitary Authority Rev., 5.00%, 12/1/2026	65,000	65,070
Allegheny County Sanitary Authority, Sewer Series 2015, Rev., 5.00%, 12/1/2024	955,000	973,024
Ambridge Borough Water Authority Series 2019, Rev., 4.00%, 11/15/2024	25,000	25,134
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2018, Rev., 5.00%, 5/15/2025 (b)	2,250,000	2,346,448
Bethel Park School District GO, 5.00%, 8/1/2025	35,000	36,091
Borough of Hanover Series 2020B, GO, 4.00%, 10/1/2024	25,000	25,132
Canon McMillan School District Series 2014C, GO, AGM, 5.00%, 12/15/2023 (b)	1,500,000	1,500,773
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	24,937
Centennial School District Bucks County
Series 2017C, GO, 5.00%, 12/15/2023	55,000	55,027
Series 2017A, GO, 5.00%, 12/15/2024	25,000	25,423
Central Dauphin School District
Series 2016, GO, 5.00%, 2/1/2024 (b)	70,000	70,188
Series 2016, GO, 5.00%, 2/1/2026	25,000	25,990
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2025	150,000	150,173
Cheltenham Township School District Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,152

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia
Series 2014A, GO, 5.25%, 1/15/2024 (b)	340,000	340,728
Series 2019B, GO, 5.00%, 2/1/2024	500,000	501,189
Series 2017A, GO, 5.00%, 8/1/2024	100,000	101,037
Series 2019 A, GO, 5.00%, 8/1/2025	100,000	102,791
Series 2017 A, GO, 5.00%, 8/1/2026	85,000	89,304
Series 2021A, GO, 5.00%, 5/1/2028	40,000	43,419
City of Philadelphia, Airport System
Series 2017A, Rev., 5.00%, 7/1/2024	795,000	802,812
Series 2020A, Rev., 5.00%, 7/1/2024	125,000	126,228
Commonwealth Financing Authority
Series B-1, Rev., 5.00%, 6/1/2024	120,000	120,944
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50,000	51,301
Series 2019B, Rev., 5.00%, 6/1/2027	20,000	21,351
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	275,000	280,826
Rev., 5.00%, 6/1/2027	90,000	94,854
Rev., 5.00%, 6/1/2028	125,000	133,654
Commonwealth of Pennsylvania
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	40,403
GO, 5.00%, 7/1/2024	25,000	25,273
Series 2016, GO, 5.00%, 9/15/2024	635,000	644,478
GO, 5.00%, 9/15/2026	20,000	21,217
Series 2018A, COP, 5.00%, 7/1/2028	420,000	454,551
Series 2013, GO, 4.00%, 10/15/2028	40,000	40,020
Council Rock School District Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,596
County of Allegheny
Series C-69, GO, 5.00%, 12/1/2023	50,000	50,000
Series C-74, GO, 5.00%, 12/1/2023	25,000	25,000
Series C-75, GO, 5.00%, 11/1/2027	20,000	21,130
County of Montgomery Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,014
County of York Series 2016A, GO, 3.00%, 12/1/2023	30,000	30,000
Cumberland County Municipal Authority Series 2015, Rev., 5.00%, 1/1/2025 (b)	1,780,000	1,811,643
Daniel Boone Area School District
Series 2017, GO, 5.00%, 4/1/2024	40,000	40,209
Series 2017, GO, 5.00%, 4/1/2024 (b)	20,000	20,116
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2024	55,000	55,631
Delaware County Industrial Development Authority, United Parcel Service Project Rev., VRDO, 2.35%, 12/1/2023 (c)	40,000,000	40,000,000
Delaware River Port Authority
Series 2013, Rev., 5.00%, 1/1/2024 (b)	70,000	70,088
Series 2018B, Rev., 5.00%, 1/1/2024	75,000	75,099
Delaware Valley Regional Finance Authority, Local Government Series 2020B, Rev., 5.00%, 11/1/2024	100,000	101,574
East Hempfield Township Industrial Development Authority Series 2014, Rev., 5.00%, 7/1/2024 (b)	550,000	554,934
Easton Area School District Series 2020A, GO, 4.00%, 4/1/2025	20,000	20,243
Elizabeth Forward School District
Series 2021B, GO, AGM, 2.00%, 12/1/2023	20,000	20,000
Series 2021C, GO, AGM, 2.00%, 12/1/2023	10,000	10,000
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	35,000	35,432

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	645,000	668,897
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : U.S. Bank NA, 2.00%, 12/1/2023 (c)	10,000,000	10,000,000
Gettysburg Area School District GO, 5.00%, 1/15/2024	20,000	20,037
Hamburg Area School District Series 2020A, GO, 4.00%, 4/1/2024	60,000	60,153
Methacton School District GO, 4.00%, 9/15/2025	75,000	76,176
Monroeville Finance Authority, University of Pittsburg Medical Center Rev., 5.00%, 2/15/2026	55,000	57,023
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project Rev., 4.00%, 12/1/2023	125,000	125,000
North Allegheny School District, Unlimited Tax Series 2019A, GO, 4.00%, 5/1/2024	50,000	50,145
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	29,933
North Penn Water Authority Rev., (SIFMA Municipal Swap Index Yield + 0.56%), 3.54%, 12/14/2023 (d)	1,225,000	1,225,020
Parkland School District Series 2020A, GO, 4.00%, 1/15/2024	20,000	20,016
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 3/15/2026	75,000	77,882
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2025	70,000	70,629
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	26,311
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group Series 2016, Rev., 5.00%, 3/15/2024	175,000	175,720
Pennsylvania Higher Educational Facilities Authority
Series AW, Rev., 5.00%, 6/15/2024 (b)	5,000	5,045
Series AW, Rev., 5.00%, 6/15/2024	315,000	317,708
Series AQ, Rev., 5.00%, 6/15/2025 (b)	15,000	15,425
Series AQ, Rev., 5.00%, 6/15/2025	80,000	82,105
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Rev., 5.00%, 12/1/2023	25,000	25,000
Rev., 5.00%, 12/1/2024	70,000	71,204
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2019, Rev., 5.00%, 8/15/2028	30,000	32,850
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	256,702
Pennsylvania Turnpike Commission
Series 2021C, Rev., 4.00%, 12/1/2023	275,000	275,000
Series 2011A, Rev., 5.00%, 12/1/2023	35,000	35,000
Series 2013C, Rev., 5.00%, 12/1/2023 (b)	970,000	970,000
Series 2019, Rev., 5.00%, 12/1/2023	725,000	725,000
Series 2019 A, Rev., 5.00%, 12/1/2023	200,000	200,000
Series A-1, Rev., 5.00%, 12/1/2023	125,000	125,000
Series 2013 C, Rev., 5.50%, 12/1/2023 (b)	50,000	50,000
Series B-3, Rev., 5.50%, 12/1/2023 (b)	25,000	25,000
Rev., VRDO, LOC : TD Bank NA, 2.95%, 12/13/2023 (c)	33,000,000	33,000,000
Series A-1, Rev., 5.00%, 12/1/2025	750,000	769,780
Series B-2, Rev., 5.00%, 6/1/2026	150,000	156,781
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,875
Series 2016A-1, Rev., 5.00%, 12/1/2027	70,000	73,295
Series 2016A-3, Rev., 5.00%, 12/1/2027	55,000	57,876
Series 2017, Rev., 5.00%, 12/1/2028	100,000	107,155
Series 2021A, Rev., 5.00%, 12/1/2028	20,000	22,055
Series 2014, Rev., 5.00%, 12/1/2031	3,680,000	3,727,477
Series 2014A, Rev., 5.00%, 12/1/2038	2,685,000	2,717,518

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2014C, Rev., 5.00%, 12/1/2039	6,660,000	6,735,978
Pennsylvania Turnpike Commission, Senior Lien Series 2012A, Rev., 5.00%, 12/1/2023	175,000	175,000
Perkiomen Valley School District GO, 5.00%, 3/1/2024	25,000	25,101
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	20,773
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.95%, 12/13/2023 (c)	22,300,000	22,300,000
Series 2016, Rev., 5.00%, 4/1/2028	320,000	326,909
Philadelphia Gas Works Co.
Series 13, Rev., 5.00%, 8/1/2024	810,000	818,132
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	183,562
Reading Area Water Authority Rev., AGM, 4.00%, 12/1/2023	75,000	75,000
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2024	5,545,000	5,601,062
Series F, GO, 5.00%, 9/1/2026	50,000	52,398
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	45,000	46,023
Series 2020, Rev., 5.00%, 6/1/2026	165,000	172,823
Series 2020, Rev., 5.00%, 6/1/2028	30,000	32,467
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Rev., 5.00%, 6/1/2024	20,000	20,155
Sports and Exhibition Authority of Pittsburgh and Allegheny County Series 2020, Rev., AGM, 4.00%, 2/1/2024	75,000	75,059
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,493
Township of Hampden Series 2020, GO, 4.00%, 5/15/2024	25,000	25,065
Township of Lower Paxton GO, 4.00%, 4/1/2024	30,000	30,067
Upper Dublin School District Series 2017, GO, 5.00%, 11/15/2024	25,000	25,419
West Jefferson Hills School District
GO, 3.00%, 8/1/2024	25,000	24,942
Series 2017A, GO, 5.00%, 8/1/2024	25,000	25,287
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	2,995,000	3,045,571
Total Pennsylvania		149,715,639
Rhode Island — 0.0% ^
Rhode Island Commerce Corp.
Series 2016A, Rev., 5.00%, 6/15/2024	210,000	211,805
Series 2016 B, Rev., 5.00%, 6/15/2026	65,000	68,009
Series 2016B, Rev., 5.00%, 6/15/2027	195,000	203,853
Series 2016B, Rev., 5.00%, 6/15/2028	60,000	62,620
Rhode Island Commerce Corp., Department of Transportation Series 2016 B, Rev., 5.00%, 6/15/2025	50,000	51,301
Rhode Island Health and Educational Building Corp. Series 2016A, Rev., 5.00%, 5/15/2024	375,000	378,002
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2024 (b)	150,000	152,199
State of Rhode Island and Providence Plantations Capital Development Series 2019 E, GO, 5.00%, 1/15/2025	60,000	61,326
Total Rhode Island		1,189,115
South Carolina — 1.0%
Beaufort County School District Series 2015B, GO, SCSDE, 5.00%, 3/1/2024	30,000	30,129
Berkeley County School District, Securing Assets for Education Series 2015A, Rev., 5.00%, 12/1/2023	95,000	95,000
Berkeley County School District, South Carolina Project Series 2015A, Rev., 5.00%, 12/1/2023	350,000	350,000
Charleston Educational Excellence Finance Corp.
Series 2013 B, Rev., 5.00%, 12/1/2023 (b)	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Series 2013B, Rev., 5.00%, 12/1/2023	815,000	815,000
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2014, Rev., 5.00%, 12/1/2023	100,000	100,000
Series 2014, Rev., 5.00%, 12/1/2024	50,000	50,885
City of Bennettsville Series 2013, Rev., 4.25%, 2/1/2024 (b)	20,000	20,030
City of Charleston Waterworks And Sewer System Series 2017, Rev., 5.00%, 1/1/2024	50,000	50,068
City of Columbia Waterworks And Sewer System Series 2016 A, Rev., 5.00%, 2/1/2024	50,000	50,145
City of Hanahan Series 2021, GO, 5.00%, 3/1/2024	25,000	25,094
Dorchester County School District No. 2 Series 2013B, Rev., 5.00%, 12/1/2023	1,075,000	1,076,085
Dorchester County School District No. 2, Growth Installment Purchase
Series 2013B, Rev., 4.00%, 12/1/2023	6,320,000	6,321,972
Series 2013B, Rev., 5.00%, 12/1/2023	50,000	50,000
Greenwood Fifty Schools Facilities, Inc. Series 2016, Rev., 5.00%, 12/1/2023	85,000	85,000
Lancaster Educational Assistance Program, Inc., School District Project Series 2013B, Rev., 5.00%, 12/1/2023	35,000	35,000
Lexington County School District No. 1 Series 2017C, GO, SCSDE, 5.00%, 2/1/2024	70,000	70,178
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 2/1/2024 (c)	4,395,000	4,399,948
Piedmont Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	110,000	110,096
Series 2017B, Rev., 5.00%, 1/1/2024	165,000	165,144
Rev., NATL - RE, 5.38%, 1/1/2025	105,000	107,212
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,724,804
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2023	50,000	50,000
Rev., 5.00%, 12/1/2027	85,000	87,043
South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2024	25,000	25,053
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	1,014,394
South Carolina Jobs-Economic Development Authority, York Preparatory Academy Project Series 2014A, Rev., 7.25%, 11/1/2024 (b) (e)	5,250,000	5,420,717
South Carolina Public Service Authority
Series 2014C, Rev., 5.00%, 12/1/2024	50,000	50,616
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	486,047
South Carolina Public Service Authority, Santee Cooper
Series 2013A, Rev., 5.75%, 12/1/2023 (b)	40,000	40,000
Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,191,090
South Carolina Transportation Infrastructure Bank Series 2015A, Rev., 5.00%, 10/1/2024	125,000	126,945
University of South Carolina, Higher Education Facilities Rev., 5.00%, 5/1/2025	70,000	71,962
Total South Carolina		24,320,657
South Dakota — 0.0% ^
County of Pennington, Limited Tax Series 2017A, COP, 3.00%, 12/1/2023	100,000	100,000
Sioux Falls School District No. 49-5 Series 2017C, GO, 5.00%, 2/1/2024	120,000	120,291
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2015, Rev., 5.00%, 4/1/2024	20,000	20,108
South Dakota State Building Authority
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	30,106
Series E, Rev., 5.00%, 6/1/2024	50,000	50,418
Series D, Rev., 5.00%, 9/1/2024	25,000	25,317
Total South Dakota		346,240

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — 0.2%
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	139,934
City of Clarksville Water Sewer And Gas Series 2016, Rev., 5.00%, 2/1/2024	40,000	40,113
City of Johnson City Series 2019, GO, 5.00%, 6/1/2024	30,000	30,287
City of Knoxville, Wastewater System Series 2020A, Rev., 5.00%, 4/1/2024	35,000	35,201
City of Memphis Series 2014B, GO, 5.00%, 4/1/2024	30,000	30,179
County of Maury GO, 5.00%, 4/1/2024	30,000	30,178
County of Wilson
Series 2016, GO, 5.00%, 4/1/2024	200,000	201,214
GO, 4.00%, 4/1/2025	750,000	750,548
Harpeth Valley Utilities District of Davidson and Williamson Counties Series 2015, Rev., 5.00%, 9/1/2024	20,000	20,276
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	768,853
Knox County Health Educational and Housing Facility Board, Covenant Health
Series 2012A, Rev., 5.00%, 1/1/2024	85,000	85,084
Series 2012A, Rev., 5.00%, 1/1/2026	25,000	25,236
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2025	55,000	56,912
Series 2017B, Rev., 5.00%, 11/1/2026	45,000	47,526
Metropolitan Government of Nashville & Davidson County Series 2016, GO, 5.00%, 1/1/2024	75,000	75,103
State of Tennessee Series A, GO, 5.00%, 8/1/2025 (b)	610,000	630,324
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	356,564
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	514,968
Tennessee State School Bond Authority Series 2015B, Rev., 5.00%, 11/1/2025 (b)	25,000	25,954
Tennessee State School Bond Authority Higher Education Facilities Second Program Series 2014B, Rev., 5.00%, 11/1/2024 (b)	50,000	50,810
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2024	20,000	20,331
Town of Smyrna GO, 5.00%, 4/1/2024	30,000	30,177
Total Tennessee		3,965,772
Texas — 6.5%
Arlington Higher Education Finance Corp. Series 2014A, Rev., PSF-GTD, 5.00%, 8/15/2024 (b)	1,000,000	1,010,900
Austin Independent School District Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,905,000	1,935,079
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	40,888
Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2025	55,000	56,176
Brazosport Water Authority Series 2015C, Rev., 5.00%, 9/1/2024	40,000	40,490
Cameron County Housing Finance Corp.Sunland Country Apartments Series 2021, Rev., 3.95%, 2/1/2024	3,500,000	3,499,478
Camino Real Regional Mobility Authority, Senior Lien Series 2014, Rev., 5.00%, 6/1/2024	25,000	25,204
Central Texas Regional Mobility Authority Series A, Rev., 5.00%, 7/1/2025 (b)	20,000	20,602
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	185,000	186,476
Central Texas Turnpike System Series C, Rev., 5.00%, 8/15/2025	750,000	757,391
City of Abilene GO, 5.00%, 2/15/2024	25,000	25,083
City of Austin Series 2019B, Rev., 5.00%, 11/15/2024	100,000	101,750
City of Austin Airport System Series 2017A, Rev., 5.00%, 11/15/2027	205,000	215,371
City of Austin, Water and Wastewater System Series 2013A, Rev., 5.00%, 11/15/2024	15,000	15,020
City of Brownsville
Rev., AGM, 5.00%, 9/1/2025	1,265,000	1,300,776
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,234
City of Brownsville, Utilities System Series 2013A, Rev., 5.00%, 9/1/2024	275,000	275,294

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Buda GO, 5.00%, 8/15/2024	20,000	20,238
City of Cedar Hill, Refunding and Improvement GO, 5.00%, 2/15/2025	40,000	40,907
City of Conroe
Series 2018B, GO, 5.00%, 11/15/2024	110,000	111,925
Series 2019A, GO, 5.00%, 3/1/2025	35,000	35,817
City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	25,319
City of Dallas
GO, 5.00%, 2/15/2024	205,000	205,664
Series 2019 B, GO, 5.00%, 2/15/2024	35,000	35,113
Series 2013A, GO, 5.00%, 2/15/2025	25,000	25,034
Series 2014, GO, 5.00%, 2/15/2026	85,000	85,224
Series 2014, GO, 5.00%, 2/15/2028	100,000	100,268
City of Deer Park GO, 3.00%, 3/15/2024	25,000	24,978
City of Denton Series 2022, GO, 5.00%, 2/15/2024	1,200,000	1,204,364
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2027	50,000	52,439
City of Denton, Utility System Rev., 5.00%, 12/1/2023	630,000	630,000
City of Donna, Combination Tax And International Toll Bridge Series 2016, GO, 5.00%, 2/15/2024 (b)	50,000	50,153
City of El Paso Water and Sewer Series 2014, Rev., 5.00%, 3/1/2024 (b)	300,000	301,203
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	35,328
City of Friendswood, Waterworks & Sewer System Revenue Series 2018, Rev., 5.00%, 3/1/2024	25,000	25,097
City of Frisco, Collin and Denton Counties GO, 5.00%, 2/15/2025	35,000	35,811
City of Garland Series 2016, GO, 5.00%, 2/15/2024	20,000	20,067
City of Garland, Electric Utility System Series 2016B, Rev., 5.00%, 3/1/2025	415,000	423,564
City of Georgetown Series 2018, GO, 5.00%, 8/15/2024	40,000	40,484
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,545
City of Grand Prairie GO, 5.00%, 2/15/2024	40,000	40,124
City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	40,865
City of Houston
Series 2016A, GO, 5.00%, 3/1/2024	35,000	35,151
Series 2021A, GO, 5.00%, 3/1/2026	20,000	20,872
City of Houston Combined Utility System First Lien Series 2014 C, Rev., 5.00%, 5/15/2026	60,000	60,440
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	45,000	47,320
Series 2020B, Rev., 5.00%, 7/1/2026	100,000	105,156
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	53,727
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	35,000	38,353
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	82,107
City of Houston, Water and Sewer System Series 1998A, Rev., AGM, Zero Coupon, 12/1/2023 (b)	80,000	80,000
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	25,286
City of Lakeway GO, 4.00%, 2/1/2024	45,000	45,043
City of Laredo GO, 5.00%, 2/15/2024	75,000	75,137
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	40,780
City of Lubbock
GO, 5.00%, 2/15/2024	135,000	135,469
GO, 5.00%, 2/15/2027	20,000	20,316
City of Lubbock, Electric Light and Power System
Rev., 5.00%, 4/15/2024	425,000	427,435
Series 2018, Rev., 5.00%, 4/15/2024	500,000	502,864

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2021, Rev., 5.00%, 4/15/2028	35,000	37,547
City of Mansfield, Combination Tax GO, 2.00%, 2/15/2024	25,000	24,918
City of McKinney GO, 5.00%, 8/15/2025	25,000	25,762
City of McKinney Waterworks and Sewer System Series 2016, Rev., 5.00%, 3/15/2024	50,000	50,240
City of Midland Series 2018A, GO, 5.00%, 3/1/2025	70,000	71,668
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	40,953
City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	24,882
City of Missouri City
GO, 5.00%, 6/15/2024	110,000	110,963
Series 2018A, GO, 5.00%, 6/15/2024	25,000	25,219
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,302
City of Mont Belvieu, Certificates of Obligation Series 2017A, GO, 5.00%, 8/15/2024	25,000	25,297
City of New Braunfels Series 2016, Rev., 5.00%, 7/1/2024	150,000	151,551
City of New Braunfels, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2025	40,000	40,761
City of Odessa Series 2015, GO, 5.00%, 3/1/2024	250,000	250,997
City of Pasadena Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,078
City of Pearland, Permanent Improvement
GO, 5.00%, 3/1/2024	40,000	40,167
Series 2016B, GO, 5.00%, 3/1/2024	25,000	25,105
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,370,000	1,378,130
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	25,251
City of Rockwall, General Obligation Series 2013, GO, 5.00%, 8/1/2024	55,000	55,073
City of Round Rock Series 2017, GO, 5.00%, 8/15/2024	30,000	30,388
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	65,679
City of San Antonio Series 2016, GO, 5.00%, 2/1/2024	140,000	140,396
City of San Antonio Electric and Gas Systems
Series 2022, Rev., 5.00%, 2/1/2024	25,000	25,067
Series 2012, Rev., 5.25%, 2/1/2025	25,000	25,592
City of San Antonio Electric And Gas Systems Series 2016, Rev., 5.00%, 2/1/2024 (b)	40,000	40,104
City of San Antonio, Drainage Utility System
Rev., 5.00%, 2/1/2024	100,000	100,132
Rev., 5.00%, 2/1/2027	50,000	50,065
City of San Antonio, Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2024	100,000	100,267
Rev., 5.25%, 2/1/2024	805,000	807,461
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	35,000	35,395
City of Sherman, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2024	25,000	25,275
City of Waco GO, 5.00%, 2/1/2026	90,000	90,239
City of Waco, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2024	20,000	20,056
GO, 5.00%, 2/1/2025	30,000	30,650
City of Waxahachie
Series 2016 B, GO, 5.00%, 8/1/2024	25,000	25,261
Series 2016A, GO, 5.00%, 8/1/2024	60,000	60,626
City of Waxahachie, Combination Tax, Certificates of Obligation GO, 4.00%, 8/1/2024	25,000	25,100
City of Weatherford GO, 4.00%, 3/1/2025	30,000	30,294
City of Weslaco Series 2016, GO, 5.00%, 2/15/2025	50,000	51,081
City of Weslaco, Certificates of Obligation GO, 5.00%, 2/15/2024	20,000	20,061

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Clear Creek Independent School District Series 2018, GO, PSF-GTD, 5.00%, 2/15/2024	40,000	40,144
Collin County Community College District Series 2018, GO, 5.00%, 8/15/2025	70,000	72,333
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	198,990
Comal Independent School District
Series 2017, GO, PSF-GTD, 5.00%, 2/1/2024	100,000	100,275
Series B, GO, PSF-GTD, 5.00%, 2/1/2024	50,000	50,137
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	56,179
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	25,073
Conroe Independent School District Series 2014, GO, PSF-GTD, 5.00%, 2/15/2024	45,000	45,146
County of Bexar Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,356
County of Bexar, Combination Tax, Certficates of Obligation Series 2014, GO, 5.00%, 6/15/2024 (b)	65,000	65,623
County of Bexar, Flood Control Tax GO, 5.00%, 6/15/2024	45,000	45,453
County of Collin Series 2023, GO, 5.00%, 2/15/2024	400,000	401,415
County of Comal, Limited Tax GO, 4.00%, 2/1/2025	35,000	35,347
County of El Paso Series 2015, GO, 5.00%, 2/15/2024	45,000	45,128
County of Fort Bend
Series 2014, GO, 4.50%, 3/1/2024	35,000	35,032
Series B, GO, 5.00%, 3/1/2025	60,000	61,363
County of Galveston, Limited Tax GO, 5.00%, 2/1/2025	30,000	30,612
County of Harris
Series 2016 A, Rev., 5.00%, 8/15/2024	100,000	101,273
Series 2022A, GO, 5.00%, 10/1/2024	2,240,000	2,275,040
Series 2015 B, Rev., 5.00%, 8/15/2026	40,000	41,094
Series 2016 A, Rev., 5.00%, 8/15/2027	35,000	36,682
County of Harris, Unlimited Tax Series 2022A, GO, 5.00%, 10/1/2024	220,000	223,441
County of Hays, Limited Tax GO, 5.00%, 2/15/2025	35,000	35,786
County of La Salle Series 2018 A, GO, AGM, 5.00%, 3/1/2024	125,000	125,514
County of Montgomery Series 2014A, GO, 5.00%, 3/1/2027	1,410,000	1,414,248
County of Nueces GO, 4.00%, 2/15/2025	10,000	10,089
County of Nueces, Combination Tax, Certificates of Obligation GO, 4.00%, 2/15/2025 (b)	15,000	15,124
County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,638
County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	35,694
County of Williamson
Series 2014, GO, 4.00%, 2/15/2024 (b)	45,000	45,068
Series 2014, GO, 5.00%, 2/15/2024 (b)	3,640,000	3,652,561
Series 2014, GO, 5.00%, 2/15/2025	405,000	406,551
Cypress-Fairbanks Independent School District Series 2014C, GO, PSF-GTD, 5.00%, 2/15/2024	105,000	105,360
Dallas Area Rapid Transit Series 2014A, Rev., 5.00%, 12/1/2024 (b)	400,000	406,921
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2024	105,000	106,806
Series 2014A, Rev., 5.00%, 12/1/2024	210,000	213,613
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	25,354
Dallas County Utility and Reclamation District Series 2016, GO, 5.00%, 2/15/2028	385,000	411,973
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2025	100,000	102,020
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2024	50,000	50,800
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	31,077

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2020 A, Rev., 5.00%, 11/1/2026	30,000	31,787
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,695,327
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,623,050
Series 2023B, Rev., 5.00%, 11/1/2028	1,000,000	1,102,521
Dallas Independent School District, Unlimited Tax
Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2024	50,000	50,180
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	30,000	30,368
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	25,206
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	51,158
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (c)	3,925,000	3,977,309
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	466,728
El Paso Housing Finance Corp., Columbia Housing Partners LP Rev., 4.50%, 3/1/2025 (c)	3,500,000	3,521,807
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	34,835
Fort Worth Independent School District Series 2014, GO, PSF-GTD, 5.00%, 2/15/2024 (b)	50,000	50,173
Frisco Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,581,659
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,680,985
Garland Independent School District, Unlimited Tax, School Building
Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,439
Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	51,099
Goose Creek Consolidated Independent School District Series 2014 A, GO, PSF-GTD, 5.00%, 2/15/2024 (b)	90,000	90,302
Hallsville Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	100,000	102,162
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019A, Rev., 5.00%, 12/1/2023	130,000	130,000
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 3.55%, 12/14/2023 (d)	575,000	574,746
Series 2014A, Rev., 5.00%, 12/1/2024	25,000	25,413
Series 2019A, Rev., 5.00%, 12/1/2024	385,000	391,359
Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	360,000	364,785
Series 2014A, Rev., 5.00%, 12/1/2025	20,000	20,320
Series 2014A, Rev., 5.00%, 12/1/2027	25,000	25,325
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	5,995,000	6,279,518
Hidalgo County Regional Mobility Authority
Series 2013, Rev., 5.00%, 12/1/2023 (b)	50,000	50,000
Series 2013, Rev., 5.25%, 12/1/2023 (b)	900,000	900,000
Hidalgo County Regional Mobility Authority, Senior Lien Series 2013, Rev., 5.00%, 12/1/2023	100,000	100,000
Housing Options, Inc., Brooks Manor - The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	5,941,497
Houston Community College System Series 2021 A, GO, 5.00%, 2/15/2024	115,000	115,377
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (c)	300,000	300,011
Houston Independent School District Series 2014B, GO, PSF-GTD, 4.00%, 2/15/2027	25,000	25,028
Houston Independent School District, Limited Tax Schoolhouse GO, PSF-GTD, 5.00%, 2/15/2025	155,000	158,535
Humble Independent School District, Unlimited Tax School Building Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,790
Joshua Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	65,000	65,798
Keller Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	20,000	20,459
Klein Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	65,793
GO, PSF-GTD, 5.00%, 2/1/2025	50,000	51,100

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Leander Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2024	65,000	65,223
Series 2014 C, GO, PSF-GTD, Zero Coupon, 8/15/2024 (b)	35,000,000	11,668,769
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2024	8,500,000	8,612,917
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	976,107
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028	80,000	87,072
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2016, Rev., 5.00%, 5/15/2024	100,000	100,778
Series 2019, Rev., 5.00%, 5/15/2024	25,000	25,195
Series 2022, Rev., 5.00%, 5/15/2024	285,000	287,218
Series 2022A, Rev., 5.00%, 5/15/2024	800,000	806,226
Rev., 5.00%, 5/15/2025	170,000	174,642
Rev., 5.00%, 5/15/2026	1,225,000	1,231,213
Series 2019A, Rev., 5.00%, 5/15/2026	150,000	157,178
Series 2019, Rev., 5.00%, 5/15/2028	105,000	113,962
Mansfield Independent School District Series 2014, GO, PSF-GTD, 4.00%, 2/15/2024 (b)	25,000	25,035
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,151,419
Series 2018, Rev., 5.00%, 11/1/2026	550,000	583,717
Midlothian Independent School District Series 2014, GO, PSF-GTD, 5.00%, 2/15/2024 (b)	70,000	70,228
New Hope Cultural Education Facilities Finance Corp., Student Housing CHF Collegiate Housing Stephenville Tarleton State University Project Series A, Rev., 5.00%, 4/1/2025 (b)	1,630,000	1,663,138
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2025 (b)	1,105,000	1,129,630
North East Independent School District
Series 2014B, GO, PSF-GTD, 5.00%, 2/1/2024	40,000	40,112
Series 2014B, GO, PSF-GTD, 5.00%, 2/1/2024 (b)	250,000	250,650
Series 2007, GO, PSF-GTD, 5.25%, 2/1/2024	300,000	300,961
North Harris County Regional Water Authority Series 2016, Rev., 5.00%, 12/15/2023	135,000	135,070
North Texas Municipal Water District Water System
Series 2015, Rev., 5.00%, 6/1/2024	230,000	231,922
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	39,890
Rev., 5.00%, 9/1/2024	30,000	30,380
Series 2014, Rev., 5.00%, 9/1/2024	200,000	200,893
North Texas Tollway Authority
Series 2015B, Rev., 5.00%, 1/1/2024	100,000	100,127
Series A, Rev., 5.00%, 1/1/2024	305,000	305,382
Series 2020A, Rev., 5.00%, 1/1/2026	70,000	72,735
Series 2019 B, Rev., 5.00%, 1/1/2028	25,000	26,970
North Texas Tollway Authority System, Second Tier
Series 2022B, Rev., 5.00%, 1/1/2024	30,000	30,041
Series 2019 B, Rev., 5.00%, 1/1/2027	235,000	249,057
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2024	2,050,000	2,052,387
Series 2019A, Rev., 5.00%, 1/1/2024	20,000	20,025
Series A, Rev., 5.00%, 1/1/2024	60,000	60,068
Series 2016A, Rev., 5.00%, 1/1/2025	160,000	160,200

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 5.00%, 1/1/2025	235,000	235,523
Series A, Rev., 5.00%, 1/1/2026	55,000	55,049
Series A, Rev., 5.00%, 1/1/2028	55,000	57,189
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2024	20,000	20,023
Series B, Rev., 5.00%, 1/1/2025	50,000	50,061
Series B, Rev., 5.00%, 1/1/2026	260,000	260,209
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	626,124
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,500,000	1,600,627
Plano Independent School District Series 2023, GO, 5.00%, 2/15/2024	20,000	20,071
Red River Education Finance Corp., Christian University Project Series 2016A, Rev., 5.00%, 3/15/2025	50,000	51,067
Richardson Independent School District, Unlimited Tax Series 2015B, GO, 5.00%, 2/15/2025	30,000	30,684
Robstown Independent School District Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	307,511
Rockwall Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	47,998
Round Rock Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/1/2027	30,000	31,467
San Antonio Housing Trust Finance Corp. Series 2010, Rev., FHLMC COLL, LIQ : FHLMC, 3.50%, 10/1/2024 (b) (c)	2,020,000	2,013,422
San Antonio Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	100,000	101,294
San Antonio Public Facilities Corp. Series 2022, Rev., 5.00%, 9/15/2024	25,000	25,344
San Antonio Water System, Junior Lien Series 2016A, Rev., 5.00%, 5/15/2024	25,000	25,203
San Elizario Independent School District Series 2015, GO, PSF-GTD, 5.00%, 5/1/2025 (b)	310,000	318,040
San Jacinto Community College District, Limited Tax
Series B, GO, 5.00%, 2/15/2024	50,000	50,182
GO, 5.00%, 2/15/2025	30,000	30,688
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2024	20,000	20,275
State of Texas Series 2014, GO, 5.00%, 4/1/2024 (b)	420,000	422,427
State of Texas, Transport Commission GO, 5.00%, 4/1/2024 (b)	110,000	110,636
State of Texas, Transportation Commission Series 2014, GO, 5.00%, 4/1/2024 (b)	555,000	558,207
State of Texas, Transportation Commission Highway improvement General Obligation Series 2014, GO, 5.00%, 4/1/2024	75,000	75,450
State of Texas, Transportation Commission Mobility Fund GO, 5.00%, 10/1/2024	20,000	20,122
State of Texas, Veterans
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust, 3.10%, 12/13/2023 (c)	10,025,000	10,025,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust, 3.10%, 12/13/2023 (c)	16,570,000	16,570,000
Tarrant County Cultural Education Facilities Finance Corp. Series 2014, Rev., 5.00%, 12/1/2023	465,000	465,000
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center
Rev., 5.00%, 12/1/2023	345,000	345,000
Series 2014, Rev., 5.00%, 12/1/2023	90,000	90,000
Series 2013A, Rev., 5.25%, 12/1/2023	170,000	170,000
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2016A, Rev., 5.00%, 2/15/2024	145,000	145,435
Tarrant Regional Water District Water Supply System Series 2014, Rev., 5.00%, 3/1/2024 (b)	175,000	175,745
Texas A&M University, Financing System Series 2017C, Rev., 5.00%, 5/15/2028	80,000	85,504
Texas Department of Housing & Community Affairs
Series 2020, Rev., 4.00%, 3/1/2024 (c)	1,800,000	1,800,099
Series 2023, Rev., 4.75%, 8/1/2024 (c)	940,000	945,800
Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	1,444,000	1,469,317
Texas Department of Housing & Community Affairs, Fishpond at Corpus Christi Apartments Series 2020, Rev., VRDO, 4.00%, 12/1/2023 (c)	1,150,000	1,150,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Department of Housing & Community Affairs, Socorro Village 34 LLC Series 2022, Rev., 4.00%, 8/1/2024 (c)	3,175,000	3,179,422
Texas Home Collaborative Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,150,208
Texas Public Finance Authority Rev., 5.00%, 2/1/2025	25,000	25,507
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	85,000	92,469
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2025	60,000	61,349
Texas State University, Financing System Series 2019A, Rev., 5.00%, 3/15/2025	190,000	194,344
Texas Transportation Commission State Highway Fund Series 2014-A, Rev., 5.00%, 4/1/2024 (b)	715,000	719,131
Texas Transportation Commission State Highway Fund, First Tier Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,334,263
Texas Water Development Board Series 2020, Rev., 5.00%, 8/1/2025	100,000	103,315
Texas Water Development Board, Water Implementation Fund Series 2018A, Rev., 5.00%, 10/15/2024	50,000	50,824
Tomball Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,819
Trinity River Authority, Denton Creek Wastewater Treatment System Rev., 5.00%, 2/1/2024	40,000	40,107
Trinity River Authority, Water Project
Rev., 5.00%, 2/1/2024	25,000	25,067
Rev., 5.00%, 2/1/2025	75,000	76,573
Trinity River Public Facility Corp. Series 2021, Rev., 4.40%, 4/1/2024 (c)	4,600,000	4,601,193
Tyler Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2024	20,000	20,059
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	46,026
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,804
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	25,000	25,623
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	512,453
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,072
Total Texas		164,751,492
Utah — 0.2%
City of American Fork Series 2016, GO, 5.00%, 5/1/2024	75,000	75,530
City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	25,111
City of St. George, Franchise Tax Rev., 5.00%, 12/1/2023	40,000	40,000
City of Woods Cross City Series 2017, Rev., 4.00%, 12/15/2023	20,000	20,005
County of Utah, IHC Health Services, Inc. Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	3,775,000	3,813,391
State of Utah GO, 5.00%, 7/1/2024	75,000	75,835
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2024	45,000	45,546
Utah Associated Municipal Power Systems, Horse Butte Wind Series 2017A, Rev., 5.00%, 9/1/2026	725,000	760,941
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	34,933
Utah Water Finance Agency, Loan Financing Program Series 2019 B, Rev., 5.00%, 3/1/2024	45,000	45,196
Total Utah		4,936,488
Vermont — 0.0% ^
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2023	25,000	25,000
Virginia — 0.2%
City of Alexandria Series 2017 C, GO, 5.00%, 7/1/2025	45,000	46,488
City of Chesapeake Series A, Rev., AGM - CR, 4.00%, 7/15/2024	25,000	25,016
City of Hampton Series 2015B, GO, 5.00%, 9/1/2024 (b)	30,000	30,372
City of Lynchburg Series 2016, GO, 5.00%, 2/1/2024	55,000	55,158
City of Newport News, Virginia General Obligation Series 2019 A, GO, 5.00%, 2/1/2024	35,000	35,096
City of Norfolk Rev., 5.00%, 11/1/2024	100,000	101,673
City of Poquoson Series 2016, GO, 5.00%, 2/15/2024	65,000	65,236
City of Suffolk Series 2016 A, GO, 5.00%, 2/1/2024	35,000	35,102

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
City of Virginia Beach,Public Improvement Series 2013B, GO, 5.00%, 1/15/2024	85,000	85,116
Commonwealth of Virginia Series 2013B, GO, 4.00%, 6/1/2025	20,000	20,015
County of Loudoun
Series 2014 A, GO, 5.00%, 12/1/2023	40,000	40,000
Series 2016A, GO, 5.00%, 12/1/2023	75,000	75,000
Series 2020 B, GO, 5.00%, 12/1/2023	125,000	125,000
County of Pulaski GO, 5.00%, 2/1/2024	70,000	70,197
County of Spotsylvania Water and Sewer System Series 2020, Rev., 5.00%, 12/1/2023	50,000	50,000
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	355,000	358,226
Fairfax County Industrial Development Authority, Virginia Health Care Nova Health System Series 2018 A, Rev., 5.00%, 5/15/2024	305,000	307,333
Loudoun County Economic Development Authority Series 2022A, Rev., 5.00%, 12/1/2024	30,000	30,560
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	93,138
Montgomery County Economic Development Authority Series 2022, Rev., 5.00%, 2/1/2024	250,000	250,667
Upper Occoquan Sewage Authority Series 2014, Rev., 5.00%, 7/1/2025 (b)	45,000	46,390
Virginia College Building Authority
Series 2019 B, Rev., 5.00%, 2/1/2024	75,000	75,231
Series A, Rev., 5.00%, 2/1/2024	40,000	40,123
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs Series 2015A, Rev., 5.00%, 2/1/2025 (b)	100,000	102,212
Virginia College Building Authority Educational Facilities, 21St Century College Andd Equipment Programs Series 2020 A, Rev., 5.00%, 2/1/2024	250,000	250,771
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2024	35,000	35,300
Series 2017A, Rev., 5.00%, 5/15/2025	40,000	41,167
Virginia Commonwealth Transportation Board, Federal Highway Transportation Rev., GAN, 5.00%, 3/15/2028	20,000	21,078
Virginia Commonwealth Transportation Board, Federal Transportation Rev., GAN, 5.00%, 3/15/2025	30,000	30,766
Virginia Commonwealth University Health System Authority Series B, Rev., 5.00%, 7/1/2025	45,000	46,222
Virginia Housing Development Authority Series 2020B, Rev., 0.99%, 3/1/2024	28,406	28,177
Virginia Public Building Authority, Public Facilities Series C, Rev., 4.00%, 8/1/2026	25,000	25,161
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2024	25,000	25,315
Virginia Resources Authority, Infrastructure Moral Obligation Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,010
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	2,110,000	2,075,483
Total Virginia		4,757,799
Washington — 1.7%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,460
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2023	60,000	60,000
Central Washington University Rev., 4.00%, 5/1/2026	270,000	270,038
City of Auburn, Utility System Rev., 5.00%, 12/1/2023	35,000	35,000
City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	25,000
City of Everett, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	25,000
City of Lynnwood, Utility System Rev., 4.00%, 12/1/2023	30,000	30,000
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,462
City of Redmond Series 2013, GO, 5.00%, 12/1/2023 (b)	20,000	20,000
City of Redmond, Utility System Series 2014, Rev., 5.00%, 12/1/2024 (b)	1,600,000	1,628,468
City of Seattle Series 2014, Rev., 5.00%, 5/1/2027	210,000	211,434
City of Spokane, Water and Wastewater System Rev., 5.00%, 12/1/2023	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	35,000
City of Walla Walla, Unlimited Tax GO, 3.00%, 12/1/2023	25,000	25,000
Clark County Public Utility District No. 1 Electric Rev., 5.00%, 1/1/2024	15,000	15,018
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	20,000	20,797
Clark County School District No. 37 Vancouver, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,000
Clark County, Vancouver School District No. 37 GO, 3.00%, 12/1/2023	25,000	25,000
County of Benton, Limited Tax GO, 3.00%, 12/1/2023	30,000	30,000
County of King Series 2015A, GO, 5.00%, 1/1/2025 (b)	100,000	101,990
County of King , Washington Sewer Series 2013B, Rev., 5.00%, 1/1/2024 (b)	70,000	70,098
County of King, Junior Lien, Sewer Series 2020A, Rev., 0.63%, 1/1/2024 (c)	1,545,000	1,541,845
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	54,926
County of Pierce Series A, GO, 5.00%, 8/1/2024	20,000	20,243
County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	61,062
County of Snohomish Series 2019, GO, 5.00%, 12/1/2023	125,000	125,000
Energy Northwest Series 2015-A, Rev., 5.00%, 7/1/2027	30,000	30,900
Energy Northwest, Columbia Generating Station Series A, Rev., 5.00%, 7/1/2024	85,000	85,903
Energy Northwest, Project 1
Series 2014-C, Rev., 5.00%, 7/1/2025	50,000	50,540
Series 2014C, Rev., 5.00%, 7/1/2026	90,000	90,859
Series 2014-C, Rev., 5.00%, 7/1/2027	135,000	136,280
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2025	25,000	25,768
FYI Properties Series 2019, Rev., 5.00%, 6/1/2024	55,000	55,460
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,472
King County Fire Protection District No. 2, Unlimited Tax Series 2016, GO, 4.00%, 12/1/2023	100,000	100,000
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	40,747
King County Public Hospital District No. 1, Valley Medical Center Series 2016, GO, 5.00%, 12/1/2023	800,000	800,000
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax Series 2015B, GO, 5.00%, 12/1/2024 (b)	45,000	45,801
King County School District No. 401 Highline Series 2022B, GO, 5.00%, 12/1/2023	75,000	75,000
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2024	65,000	65,597
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2023	45,000	45,000
GO, 5.00%, 12/1/2024	160,000	162,941
King County School District No. 409 Tahoma Series 2013, GO, 5.00%, 1/21/2024	25,000	25,053
King County School District No. 411 Issaquah Series 2022, GO, 5.00%, 12/1/2025	110,000	114,275
King County School District No. 415 Kent
Series 2021, GO, 4.00%, 12/1/2023	300,000	300,000
Series 2017, GO, 5.00%, 12/1/2023	75,000	75,000
King County School District No. 415 Kent, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	30,000
Port of Seattle
Series 2021 A, Rev., 5.00%, 12/1/2023	110,000	110,000
Series 2016, Rev., 5.00%, 2/1/2026	80,000	83,151
Rev., 5.00%, 2/1/2028	40,000	41,529
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	76,598
Port of Seattle Intermediate Lien Series 2022A, Rev., 5.00%, 8/1/2026	35,000	36,809
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,291,218
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-123, Rev., VRDO, LOC : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.20%), 3.18%, 12/14/2023 (c) (e)	5,860,000	5,860,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Skagit County Public Hospital District No. 1 Series 2013A, Rev., 5.00%, 12/1/2023 (b)	300,000	300,000
Snohomish County School District No. 6 Mukilteo
Series 2016, GO, 5.00%, 12/1/2023	65,000	65,000
Series 2022, GO, 5.00%, 12/1/2024	55,000	56,054
Spokane County School District No. 356 Central Valley, Unlimited Tax GO, 5.00%, 12/1/2023	45,000	45,000
State of Washington
Series 2021A, COP, 5.00%, 1/1/2024	130,000	130,170
Series 2016C, GO, 5.00%, 2/1/2024	75,000	75,219
Series 2023 B, GO, 5.00%, 2/1/2024	200,000	200,585
Series 2019B, COP, 5.00%, 7/1/2024	20,000	20,209
Series R-2022C, GO, 4.00%, 7/1/2027	15,000,000	15,626,670
State of Washington Motor Vehicle Fuel Tax Series 2014E, GO, 5.00%, 2/16/2024	445,000	446,513
State of Washington, State and Local Agency Personal Property Series 2014B, COP, 5.00%, 7/1/2024	50,000	50,523
State of Washington, State and Local Agency Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2024	35,000	35,366
State of Washington, Various Purpose
Series R-2015E, GO, 5.00%, 7/1/2024	25,000	25,274
Series 2018A, GO, 5.00%, 8/1/2024	40,000	40,504
Series R-2018C, GO, 5.00%, 8/1/2024	35,000	35,441
Series 2021C, COP, 5.00%, 1/1/2025	1,000,000	1,020,011
University of Washington Series 2020C, Rev., 5.00%, 4/1/2026	25,000	26,109
Washington Health Care Facilities Authority Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,012
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	390,000	398,820
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2024	1,055,000	1,055,444
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,341
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	500,000	508,608
Washington State Housing Finance Commission Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,100,000	1,152,640
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	6,530,000	6,842,493
Washington State University Series 2014, Rev., 5.00%, 4/1/2024 (b)	30,000	30,173
Whitman County School District No. 267 Pullman, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2024	35,000	35,661
Total Washington		44,689,582
West Virginia — 0.0% ^
West Virginia Economic Development Authority, Appalachian Power Co. Series 2015A, Rev., 2.55%, 4/1/2024 (c)	135,000	134,128
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	125,146
Series 2012A, Rev., 5.00%, 6/1/2025	805,000	806,013
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	91,221
Total West Virginia		1,156,508
Wisconsin — 0.9%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	460,000	459,597
City of Madison, Water Utility Rev., BAN, 1.50%, 11/1/2024	820,000	799,304
City of Oshkosh, Street Improvement Series 2019A, GO, 2.00%, 12/1/2023	200,000	200,000
County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	99,551
County of Waushara Series 2023A, Rev., 4.75%, 12/1/2023 (b)	10,200,000	10,200,000
Howard-Suamico School District Series 2021, GO, 5.00%, 3/1/2024	30,000	30,116
Onalaska School District GO, 5.00%, 4/1/2024	105,000	105,624

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	2,550,000	2,597,577
Public Finance Authority Lease Development, Ku Campus Development Corp. Project Series 2016, Rev., 5.00%, 3/1/2024	255,000	256,017
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	311,413
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2024	20,000	20,351
Series 2014-4, GO, 5.00%, 5/1/2025	90,000	91,638
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
Series 2015-1, Rev., 5.00%, 6/1/2024 (b)	560,000	564,433
Series 20161, Rev., 5.00%, 6/1/2024 (b)	75,000	75,630
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	184,600
Village of Menomonee Falls, Corporate Purpose Series 2019B, GO, 3.50%, 2/1/2024	245,000	245,003
Wauwatosa School District Series 2019B, GO, 5.00%, 9/1/2024	30,000	30,405
Wisconsin Health & Educational Facilities Authority
Series 2016A, Rev., 5.00%, 11/15/2024	385,000	391,304
Series 2016A, Rev., 5.00%, 11/15/2026	2,000,000	2,085,411
Series 2016A, Rev., 5.00%, 11/15/2028	95,000	98,583
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2024	25,000	25,131
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, nc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	70,097
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (c)	640,000	649,787
Wisconsin Health and Educational Facilities Authority Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	450,000	467,928
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,005,000	1,046,890
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	1,085,000	1,099,303
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	250,000	254,094
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2026	160,000	160,120
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2024	160,000	159,694
Rev., 4.00%, 1/1/2025	210,000	204,624
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,777
Rev., 4.00%, 8/15/2025 (b)	30,000	30,236
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2023	55,000	55,000
Series 2014A, Rev., 5.00%, 12/1/2024	240,000	242,919
Series 2014A, Rev., 5.00%, 12/1/2025	800,000	809,281
Total Wisconsin		24,146,438
Total Municipal Bonds (Cost $2,354,638,766)		2,350,738,609

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 7.4%
Investment Companies — 7.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (g) (h) (Cost $189,250,316)	189,250,930	189,269,855
Total Investments — 99.5% (Cost $2,543,889,082)		2,540,008,464
Other Assets Less Liabilities — 0.5%		12,975,145
NET ASSETS — 100.0%		2,552,983,609

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,350,738,609	$—	$2,350,738,609
Short-Term Investments
Investment Companies	189,269,855	—	—	189,269,855
Total Investments in Securities	$189,269,855	$2,350,738,609	$—	$2,540,008,464

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$143,883,279	$1,887,153,418	$1,841,764,161	$(11,509)	$8,828	$189,269,855	189,250,930	$3,928,102	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.